UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Core Disciplined Alpha Bond Fund

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

March 31, 2017

Portfolio Review	1
Portfolio of Investments	10
Financial Statements	52
Notes to Financial Statements	66

LOOMIS SAYLES CORE DISCIPLINED ALPHA BOND FUND

Managers	Symbols
Lynne Royer	Institutional Class	LSABX
William Stevens[1]

[1]	Effective on June 1, 2017, William Stevens, portfolio manager of the Fund, intends to retire.

Investment Objective

The Fund seeks to outperform the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) consistently over time while maintaining a risk profile similar to that of the Index.

Total Returns — March 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net
Institutional Class (Inception 11/30/16)	0.58%	0.85%	0.45%
Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[1]	0.96

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. The Bloomberg Barclays U.S. Aggregate Bond Index rolls up into other Bloomberg Barclays flagship indices, such as the multi-currency Bloomberg Barclays Global Aggregate Index and the Bloomberg Barclays U.S. Universal Index, which includes high yield and emerging markets debt. Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

1  |

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSFIX
Daniel J. Fuss, CFA®, CIC
Brian P. Kennedy
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20172

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 1/17/95)	2.59%	10.08%	5.26%	6.75%	0.57%	0.57%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	-2.46	0.54	2.46	4.34

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index and includes securities in the Government and Credit Indices. The Bloomberg Barclays U.S. Government Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and Agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  2

LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Institutional Class	LSGBX
David W. Rolley, CFA®	Retail Class	LSGLX
Lynda L. Schweitzer, CFA®	Class N	LSGNX
Scott M. Service, CFA®

Investment Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20172

					Life of Class N	Expense Ratios[3]
	6 months	1 year	5 years	10 years		Gross	Net
Institutional Class (Inception 5/10/91)	-4.33%	0.81%	0.61%	3.64%	—%	0.83%	0.75%

Retail Class (Inception 12/31/96)	-4.41	0.61	0.38	3.35	—	1.08	1.00

Class N (Inception 2/1/13)	-4.24	0.96	—	—	-0.13	0.66	0.66

Comparative Performance
Bloomberg Barclays Global Aggregate Bond Index[1]	-5.43	-1.90	0.38	3.34	-0.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

3  |

LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols
Elaine Kan, CFA®	Institutional Class	LSGSX
Kevin P. Kearns	Retail Class	LIPRX
Maura T. Murphy, CFA®	Class N	LIPNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20173

					Life of Class N	Expense Ratios[4]
	6 months	1 year	5 years	10 years		Gross	Net
Institutional Class (Inception 5/20/91)	-1.24%	1.13%	0.63%	3.82%	—%	0.86%	0.40%

Retail Class (Inception 5/28/10)[1]	-1.28	0.83	0.35	3.53	—	1.07	0.65

Class N (Inception 2/1/17)	—	—	—	—	0.54	0.75	0.35
Comparative Performance
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index[2]	-1.18	1.48	0.97	4.24	0.51

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

[2]	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The liquidity constraint for all securities in the index is $300 million. Indices are unmanaged.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  4

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSHIX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20172

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 6/5/96)	5.77%	20.05%	7.79%	7.63%	0.68%	0.68%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	4.50	16.39	6.82	7.46

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB /BB or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

5  |

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSIGX
Daniel J. Fuss, CFA®, CIC
Brian P. Kennedy
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20172

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 7/1/94)	1.25%	5.64%	3.75%	6.14%	0.48%	0.48%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	-2.46	0.54	2.46	4.34

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index and includes securities in the Government and Credit Indices. The Bloomberg Barclays U.S. Government Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and Agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Core Disciplined Alpha Bond Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,005.80	$1.50[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27*

[1] Fund commenced operations on November 30, 2016. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (121), divided by 365 (to reflect the partial period).

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,025.90	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*   Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$956.70	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78

Retail Class
Actual	$1,000.00	$955.90	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

Class N
Actual	$1,000.00	$957.60	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.75%, 1.00% and 0.70% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/1/2016 – 3/31/2017
Actual	$1,000.00	$987.60	$1.98[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02*

Retail Class
Actual	$1,000.00	$987.20	$3.22[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28*

Class N
Actual	$1,000.00	$1,005.40	$0.56[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77*

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40%, 0.65% and 0.35% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1] Actual expenses for Institutional Class and Retail Class are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2] Class N commenced operations on February 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio of: 0.35%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,057.70	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	$3.43

*   Expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  8

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,012.50	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47

*   Expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 107.0% of Net Assets

Non-Convertible Bonds – 106.2%

	ABS Car Loan – 5.7%
$17,340	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B, 1.597%, 4/08/2019(b)	$17,351
36,377	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1.597%, 6/10/2019(b)(c)	36,425
17,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.710%, 9/08/2022	16,875
40,000	Americredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022	39,635
50,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.510%, 5/18/2020(c)	49,973
36,191	Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.360%, 4/22/2019(c)	36,184
6,897	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 6/15/2021, 144A	6,899
72,000	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/15/2021(c)	71,423
1,788	CPS Auto Receivables Trust, Series 2014-D, Class A, 1.490%, 4/15/2019, 144A	1,788
3,986	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	3,985
2,043	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	2,042
11,421	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	11,439
22,351	CPS Auto Receivables Trust, Series 2016-C, Class A, 1.620%, 1/15/2020, 144A	22,325
35,408	CPS Auto Trust, Series 2016-D, Class A, 1.500%, 6/15/2020, 144A(c)	35,329
166,000	Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.480%, 3/15/2019, 144A(c)	165,948
84,000	Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.590%, 12/17/2018, 144A	83,998
27,000	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A	26,997
48,984	DT Auto Owner Trust, Series 2016-4A, Class A, 1.440%, 11/15/2019, 144A(c)	48,997
3,745	Flagship Credit Auto Trust, Series 2016-2, Class A1, 2.280%, 5/15/2020, 144A	3,753
159,000	Ford Credit Auto Owner Trust, Series 2017-A, Class A4, 1.920%, 4/15/2022(c)	158,803
36,000	Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.950%, 11/15/2021	35,987
106,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021	106,046
32,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.050%, 6/21/2023	32,070
62,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021	61,993

	ABS Car Loan – continued
$66,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.110%, 5/15/2023	$65,990
1,345	Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.820%, 5/15/2019	1,345
47,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.830%, 1/15/2020(c)	47,063
67,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.490%, 2/18/2020(c)	66,963
100,000	Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3, 1.230%, 10/15/2020(c)	99,295
85,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A2A, 1.420%, 9/16/2019(c)	84,992

		1,441,913

	ABS Credit Card – 3.4%
100,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022(c)	100,202
73,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022	73,095
108,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.362%, 2/15/2022(b)(c)	108,627
92,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023	92,303
61,000	Capital One Multi-Asset Execution Trust, Series 2017-A2, Class A2, 1.393%, 1/15/2025(b)	61,116
66,000	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3, 2.430%, 1/15/2025	66,000
111,000	Chase Issuance Trust, Series 2016-A3, Class A3, 1.462%, 6/15/2023(b)(c)	112,142
128,000	Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.740%, 1/19/2021(c)	128,204
125,000	Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/2022(c)	123,878

		865,567

	ABS Home Equity – 1.7%
48,011	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034	48,935
55,821	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034	57,332
97,145	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(b)	96,885
62,704	Federal Home Loan Mortgage Corp., REMIC, Series 4664, Class GA, 3.500%, 9/15/2043	64,585
60,624	VOLT XXVII LLC, Series 2014-NPL7, Class A1, 3.375%, 8/27/2057, 144A(b)	60,554
40,290	VOLT XXXI LLC, Series 2015-NPL2, Class A1, 3.375%, 2/25/2055, 144A(b)	40,162

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$59,811	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055, 144A(b)	$60,034

		428,487

	ABS Other – 0.4%
101,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A(c)	101,325

	Aerospace & Defense – 0.3%
34,000	Rockwell Collins, Inc., 3.200%, 3/15/2024	33,961
33,000	Rockwell Collins, Inc., 4.350%, 4/15/2047	32,956

		66,917

	Automotive – 1.2%
94,000	BMW U.S. Capital LLC, 2.700%, 4/06/2022, 144A	94,091
40,000	Ford Motor Co., 5.291%, 12/08/2046	39,908
73,000	Hyundai Capital America, 3.100%, 4/05/2022, 144A	72,840
90,000	Toyota Motor Credit Corp., MTN, 1.550%, 10/18/2019(c)	89,267

		296,106

	Banking – 6.6%
82,000	American Express Credit Corp., MTN, 2.700%, 3/03/2022	81,902
66,000	Bank of America Corp., MTN, 3.248%, 10/21/2027(c)	62,821
99,000	Bank of America Corp., MTN, 4.125%, 1/22/2024(c)	103,409
48,000	Bank of America Corp., MTN, (fixed rate to 1/20/2027, variable rate thereafter), 3.824%, 1/20/2028	48,081
21,000	Bank of America NA, 2.050%, 12/07/2018	21,114
129,000	Bank of Nova Scotia (The), 2.700%, 3/07/2022(c)	129,368
10,000	Barclays PLC, 4.950%, 1/10/2047	9,989
96,000	Capital One NA, 1.650%, 2/05/2018(c)	95,984
69,000	Citigroup, Inc., 3.200%, 10/21/2026	66,003
54,000	Citigroup, Inc., 4.125%, 7/25/2028	53,101
146,000	Commonwealth Bank of Australia, 2.750%, 3/10/2022, 144A(c)	146,292
34,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	34,855
38,000	Goldman Sachs Group, Inc. (The), 4.750%, 10/21/2045	40,065
33,000	HSBC Holdings PLC, 4.375%, 11/23/2026	33,256
74,000	HSBC Holdings PLC, (fixed rate to 3/13/2027, variable rate thereafter), 3.262%, 3/13/2023	74,412
69,000	JPMorgan Chase & Co., 3.625%, 12/01/2027(c)	66,942
39,000	JPMorgan Chase & Co., (fixed rate to 2/22/2047, variable rate thereafter), 4.260%, 2/22/2048	38,887
80,000	Morgan Stanley, MTN, 2.625%, 11/17/2021(c)	79,473
41,000	Morgan Stanley, MTN, 3.125%, 7/27/2026	39,133
80,000	Royal Bank of Canada, GMTN, 2.125%, 3/02/2020(c)	80,003

	Banking – continued
$253,000	UBS AG, 1.375%, 6/01/2017(c)	$253,051
23,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045	23,980
17,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046	17,368
52,000	Westpac Banking Corp., 2.000%, 8/19/2021	50,766

		1,650,255

	Cable Satellite – 0.7%
69,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.579%, 7/23/2020	70,976
15,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	17,051
14,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045	16,119
54,000	Comcast Corp., 3.000%, 2/01/2024	53,977
8,000	Time Warner Cable LLC, 7.300%, 7/01/2038	9,913

		168,036

	Chemicals – 0.6%
51,000	Dow Chemical Co. (The), 8.550%, 5/15/2019	57,814
39,000	LYB International Finance II BV, 3.500%, 3/02/2027	38,273
15,000	LyondellBasell Industries NV, 4.625%, 2/26/2055	14,058
31,000	Westlake Chemical Corp., 5.000%, 8/15/2046, 144A	31,832

		141,977

	Collateralized Mortgage Obligations – 0.6%
10,866	Federal Home Loan Mortgage Corp., REMIC, Series 3629, Class CZ, 5.000%, 1/15/2040	11,884
53,107	Federal Home Loan Mortgage Corp., REMIC, Series 4646, Class DA, 3.500%, 1/15/2042(c)	55,037
64,349	Federal National Mortgage Association, REMIC, Series 2017-20, Class PA, 3.000%, 8/25/2044	65,284
11,649	Federal National Mortgage Association, REMIC,Series 2005-35, Class DZ, 5.000%, 4/25/2035	12,657

		144,862

	Construction Machinery – 0.3%
38,000	John Deere Capital Corp., MTN, 2.200%, 3/13/2020	38,109
29,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	29,105

		67,214

	Consumer Products – 0.1%
28,000	Newell Brands, Inc., 5.500%, 4/01/2046	31,778

	Diversified Manufacturing – 1.4%
30,000	Johnson Controls International PLC, 4.500%, 2/15/2047	30,449

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Diversified Manufacturing – continued
$95,000	Siemens Financieringsmaatschappij NV, 2.700%, 3/16/2022, 144A	$95,083
41,000	Siemens Financieringsmaatschappij NV, 3.400%, 3/16/2027, 144A	41,364
8,000	Siemens Financieringsmaatschappij NV, 4.200%, 3/16/2047, 144A	8,114
183,000	United Technologies Corp., 1.778%, 5/04/2018	182,948

		357,958

	Electric – 3.8%
34,000	Delmarva Power & Light Co., 4.150%, 5/15/2045	34,892
108,000	Dominion Resources, Inc., 2.962%, 7/01/2019	109,534
41,000	Exelon Corp., 1.550%, 6/09/2017	41,001
13,000	Exelon Corp., 5.625%, 6/15/2035	14,847
36,000	FirstEnergy Transmission LLC, 5.450%, 7/15/2044, 144A	39,323
28,000	Fortis, Inc., 2.100%, 10/04/2021, 144A	27,130
81,000	Fortis, Inc., 3.055%, 10/04/2026, 144A	75,770
29,000	ITC Holdings Corp., 5.300%, 7/01/2043	32,267
58,000	Jersey Central Power & Light Co., 4.700%, 4/01/2024, 144A	61,926
49,000	NextEra Energy Capital Holdings, Inc., 2.700%, 9/15/2019	49,684
75,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017(c)	75,242
5,000	Progress Energy, Inc., 7.000%, 10/30/2031	6,585
20,000	Progress Energy, Inc., 7.050%, 3/15/2019	21,849
84,000	Progress Energy, Inc., 7.750%, 3/01/2031	116,976
49,000	Southern Co. (The), 2.350%, 7/01/2021	48,112
29,000	Southern Co. (The), 4.400%, 7/01/2046	27,718
26,000	Virginia Electric & Power Co., Series C, 4.000%, 11/15/2046	25,674
52,000	WEC Energy Group, Inc., 1.650%, 6/15/2018	51,977
56,000	Xcel Energy, Inc., 1.200%, 6/01/2017	55,960
38,000	Xcel Energy, Inc., 2.600%, 3/15/2022	37,822

		954,289

	Finance Companies – 0.7%
167,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	175,059

	Food & Beverage – 1.1%
80,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046	86,458
37,000	Kraft Heinz Foods Co., 2.000%, 7/02/2018	37,092
60,000	Mondelez International Holdings Netherlands BV, 1.625%, 10/28/2019, 144A	59,095
84,000	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/2021, 144A(c)	80,825
18,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	18,225

		281,695

	Government Owned – No Guarantee – 1.5%
10,000	DP World Ltd., 6.850%, 7/02/2037, 144A	11,545

	Government Owned – No Guarantee – continued
$87,000	Federal Home Loan Mortgage Corp., 2.375%, 1/13/2022(c)	$88,573
33,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032(c)	45,958
47,000	Federal National Mortgage Association, 2.625%, 9/06/2024(c)	47,718
79,000	Petroleos Mexicanos, 5.500%, 1/21/2021	83,621
23,000	Petroleos Mexicanos, 5.625%, 1/23/2046	20,564
36,000	Tennessee Valley Authority, 3.500%, 12/15/2042	36,158
39,000	Tennessee Valley Authority, 4.250%, 9/15/2065(c)	40,923

		375,060

	Healthcare – 0.7%
74,000	Abbott Laboratories, 2.900%, 11/30/2021	74,324
35,000	Abbott Laboratories, 4.900%, 11/30/2046	36,255
17,000	Cleveland Clinic Foundation (The), 4.858%, 1/01/2114(c)	16,459
25,000	Medtronic, Inc., 4.625%, 3/15/2045	26,843
23,000	New York-Presbyterian Hospital (The), 4.763%, 8/01/2116(c)	21,234

		175,115

	Independent Energy – 1.1%
32,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	38,711
108,000	Anadarko Petroleum Corp., 6.950%, 6/15/2019	118,767
26,000	Canadian Natural Resources Ltd., 5.900%, 2/01/2018	26,851
18,000	Devon Energy Corp., 5.600%, 7/15/2041	19,036
12,000	Encana Corp., 6.500%, 5/15/2019	12,961
63,000	Noble Energy, Inc., 8.250%, 3/01/2019	70,081

		286,407

	Industrial Other – 0.1%
28,000	Wesleyan University, 4.781%, 7/01/2116(c)	25,927

	Integrated Energy – 0.6%
36,000	BP Capital Markets PLC, 3.245%, 5/06/2022	36,774
11,000	Cenovus Energy, Inc., 6.750%, 11/15/2039	12,545
106,000	Suncor Energy, Inc., 6.100%, 6/01/2018(c)	111,570

		160,889

	Life Insurance – 1.2%
12,000	AIA Group Ltd., 2.250%, 3/11/2019, 144A	12,031
15,000	American International Group, Inc., 4.500%, 7/16/2044	14,314
125,000	Metropolitan Life Global Funding I, 1.300%, 4/10/2017, 144A(c)	125,002
105,000	Metropolitan Life Global Funding I, 3.450%, 12/18/2026, 144A(c)	105,760
37,000	Pricoa Global Funding I, 1.900%, 9/21/2018, 144A	37,075

		294,182

	Media Entertainment – 0.2%
33,000	Viacom, Inc., 3.125%, 6/15/2022	32,658
24,000	Viacom, Inc., 3.450%, 10/04/2026	22,828
8,000	Viacom, Inc., 4.375%, 3/15/2043	6,934

		62,420

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – 0.7%
$59,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	$58,247
37,000	Southern Copper Corp., 6.750%, 4/16/2040	41,727
37,000	Vale Overseas Ltd., 5.875%, 6/10/2021	39,650
39,000	Vale Overseas Ltd., 6.875%, 11/21/2036	41,929

		181,553

	Midstream – 2.1%
23,000	Dominion Gas Holdings LLC, 2.500%, 12/15/2019	23,258
52,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	57,791
37,000	EnLink Midstream Partners LP, 2.700%, 4/01/2019	37,085
7,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	7,031
64,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	64,840
34,000	Kinder Morgan, Inc., 3.050%, 12/01/2019	34,572
66,000	MPLX LP, 4.500%, 7/15/2023	68,641
37,000	Plains All American Pipeline LP/PAA Finance Corp., 6.650%, 1/15/2037	41,475
26,000	Sabine Pass Liquefaction LLC, 5.750%, 5/15/2024	28,335
84,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	93,222
34,000	TransCanada PipeLines Ltd., 1.625%, 11/09/2017	34,002
44,000	Williams Partners LP, 6.300%, 4/15/2040	49,311

		539,563

	Mortgage Related – 27.5%
230,051	FHLMC, 3.000%, with various maturities from 2046 to 2047(c)(d)	228,074
169,760	FHLMC, 3.500%, with various maturities in 2046(c)(d)	174,402
201,977	FHLMC, 4.000%, with various maturities from 2042 to 2046(c)(d)	213,194
208,286	FHLMC, 4.500%, with various maturities from 2043 to 2046(c)(d)	225,677
9,427	FHLMC, 6.000%, 5/01/2040	10,642
230,000	FHLMC (TBA), 3.000%, 4/01/2047(e)	227,880
290,000	FHLMC (TBA), 3.500%, 4/01/2047(e)	296,570
150,000	FHLMC (TBA), 4.000%, 5/01/2047(e)	156,996
271,932	FNMA, 3.000%, with various maturities from 2045 to 2047(c)(d)	270,331
663,918	FNMA, 3.500%, with various maturities from 2045 to 2046(c)(d)	682,093
387,945	FNMA, 4.000%, with various maturities from 2044 to 2046(c)(d)	409,042
83,962	FNMA, 5.000%, with various maturities from 2033 to 2040(d)	91,975
136,405	FNMA, 5.500%, with various maturities from 2032 to 2041(c)(d)	152,693
280,000	FNMA (TBA), 2.500%, 4/01/2032(e)	280,131
975,000	FNMA (TBA), 3.000%, with various maturities from 2032 to 2047(d)(e)	972,603
840,000	FNMA (TBA), 3.500%, with various maturities in 2047(d)(e)	857,675
540,000	FNMA (TBA), 4.000%, 4/01/2047(e)	566,409

	Mortgage Related – continued
$145,000	FNMA (TBA), 4.500%, 4/01/2047(e)	$155,467
430,000	GNMA (TBA), 3.500%, 4/01/2047(e)	445,856
375,000	GNMA (TBA), 4.000%, 4/01/2047(e)	396,065
100,000	GNMA (TBA), 4.500%, 4/01/2047(e)	106,777

		6,920,552

	Natural Gas – 0.6%
139,000	Sempra Energy, 9.800%, 2/15/2019	158,542

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
43,000	Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/2030, 144A(c)	43,359
18,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/2046	19,208
4,162	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	4,338
20,600	Commercial Mortgage Pass Through Certificates, Series 2013-CR9, Class A4, 4.232%, 7/10/2045(b)	22,216
4,000	Commercial Mortgage Trust, Series 2013-CR11, Class A3, 3.983%, 8/10/2050	4,247
24,000	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/2046	24,292
1,000	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	1,041
14,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	14,342
22,000	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.502%, 11/15/2049	22,202
1,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	1,076
56,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class A, 2.933%, 6/05/2031, 144A(c)	56,843
8,000	GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135%, 6/10/2046	8,140
15,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/2050	15,498
14,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.084%, 7/15/2046(b)	15,000
5,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046(b)	5,374
11,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A4, 3.787%, 2/15/2047	11,504
7,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5, 4.064%, 2/15/2047	7,431

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$23,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249%, 2/15/2048	$23,115
40,000	Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.350%, 7/13/2029, 144A	41,401
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/2057	4,097
17,000	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789%, 9/15/2048	17,576
20,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, 3.640%, 12/15/2059	20,433
16,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.635%, 3/15/2050	16,411
22,000	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A4, 3.073%, 6/15/2046	22,234
2,077	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.337%, 6/15/2046	2,130

		423,508

	Pharmaceuticals – 1.9%
88,000	AbbVie, Inc., 1.800%, 5/14/2018(c)	88,099
136,000	Actavis Funding SCS, 3.450%, 3/15/2022	138,867
47,000	Gilead Sciences, Inc., 2.950%, 3/01/2027	44,575
74,000	Johnson & Johnson, 3.625%, 3/03/2037	73,384
100,000	Novartis Capital Corp. (The), 2.400%, 5/17/2022(c)	99,463
31,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	28,567

		472,955

	Property & Casualty Insurance – 0.3%
60,000	Berkshire Hathaway Finance Corp., 1.300%, 8/15/2019(c)	59,426
26,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	26,363

		85,789

	Railroads – 0.6%
60,000	Burlington Northern Santa Fe LLC, 4.125%, 6/15/2047	59,831
26,000	CSX Corp., 3.800%, 11/01/2046	23,718
53,000	Union Pacific Corp., 3.000%, 4/15/2027	52,407
20,000	Union Pacific Corp., 4.000%, 4/15/2047	19,737

		155,693

	REITs – Shopping Centers – 0.1%
21,000	Brixmor Operating Partnership LP, 3.900%, 3/15/2027	20,604

	Retailers – 0.4%
12,000	CVS Health Corp., 5.125%, 7/20/2045	13,240
30,988	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	32,364
48,982	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	48,910

		94,514

	Sovereigns – 0.7%
$40,000	Mexico Government International Bond, 4.350%, 1/15/2047	$36,800
19,000	Qatar Government International Bond, 2.375%, 6/02/2021, 144A	18,790
80,000	Republic of Oman, 3.875%, 3/08/2022, 144A	80,900
39,000	State of Kuwait, 2.750%, 3/20/2022, 144A	39,095

		175,585

	Technology – 0.9%
5,000	Apple, Inc., 2.500%, 2/09/2022	5,022
43,000	Apple, Inc., 3.850%, 8/04/2046	41,019
23,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	25,074
11,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	13,815
15,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	19,373
107,000	Microsoft Corp., Series 30Y, 4.250%, 2/06/2047(c)	109,680

		213,983

	Tobacco – 0.5%
116,000	Reynolds American, Inc., 2.300%, 6/12/2018	116,697

	Transportation Services – 0.3%
41,000	FedEx Corp., 4.550%, 4/01/2046	40,969
33,000	TTX Co., 2.250%, 2/01/2019, 144A	33,015

		73,984

	Treasuries – 32.3%
713,000	U.S. Treasury Bond, 2.250%, 8/15/2046(c)	603,432
135,000	U.S. Treasury Bond, 2.875%, 11/15/2046	130,987
350,000	U.S. Treasury Bond, 4.750%, 2/15/2037(c)	456,982
82,000	U.S. Treasury Bond, 5.000%, 5/15/2037	110,284
2,470,000	U.S. Treasury Note, 1.000%, 11/30/2018(c)	2,461,508
13,000	U.S. Treasury Note, 1.125%, 1/31/2019	12,974
73,000	U.S. Treasury Note, 1.125%, 2/28/2019	72,835
140,000	U.S. Treasury Note, 1.250%, 3/31/2019	139,973
1,000	U.S. Treasury Note, 1.375%, 1/15/2020	998
51,000	U.S. Treasury Note, 1.375%, 2/15/2020	50,839
168,000	U.S. Treasury Note, 1.500%, 8/15/2026	155,452
2,735,000	U.S. Treasury Note, 1.750%, 11/30/2021	2,717,160
37,000	U.S. Treasury Note, 1.875%, 2/28/2022	36,920
141,000	U.S. Treasury Note, 1.875%, 3/31/2022	140,636
662,000	U.S. Treasury Note, 2.000%, 11/15/2026	639,503
298,000	U.S. Treasury Note, 2.125%, 11/30/2023(c)	296,975
15,000	U.S. Treasury Note, 2.125%, 2/29/2024	14,919
81,000	U.S. Treasury Note, 2.250%, 2/15/2027	79,965

		8,122,342

	Wirelines – 1.6%
162,000	AT&T, Inc., 3.600%, 2/17/2023(c)	164,074
19,000	AT&T, Inc., 4.300%, 12/15/2042	16,893
20,000	AT&T, Inc., 4.500%, 3/09/2048	17,785
9,000	AT&T, Inc., 5.150%, 3/15/2042	8,929
19,000	AT&T, Inc., 5.250%, 3/01/2037	19,370
61,000	Verizon Communications, Inc., 4.272%, 1/15/2036	56,486
85,000	Verizon Communications, Inc., 5.150%, 9/15/2023(c)	93,551

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$15,000	Verizon Communications, Inc., 5.250%, 3/16/2037	$15,508

		392,596

	Total Non-Convertible Bonds
	(Identified Cost $26,618,126)	26,701,898

Municipals – 0.8%

	Alabama – 0.2%
50,000	AL Economic Settlement Authority, BP Settlement, Revenue Bonds, Series B, 3.163%, 9/15/2025	50,289

	California – 0.2%
30,000	State of California, Build America Bonds, GO, 7.300%, 10/01/2039	42,391

	Illinois – 0.1%
45,000	State of Illinois, 5.100%, 6/01/2033	41,059

	New Jersey – 0.3%
65,000	New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue, Series C, 5.754%, 12/15/2028(c)	67,537

	Total Municipals
	(Identified Cost $201,015)	201,276

	Total Bonds and Notes
	(Identified Cost $26,819,141)	26,903,174

Short-Term Investments – 14.5%
1,000,000	Federal Home Loan Bank Discount Notes, 0.720%-0.750%, 4/11/2017(f)	999,866
500,000	Federal Home Loan Bank Discount Notes, 0.725%, 4/13/2017(f)	499,904
500,000	Federal Home Loan Bank Discount Notes, 0.750%, 4/18/2017(f)	499,856
500,000	Federal Home Loan Bank Discount Notes, 0.750%, 4/21/2017(f)	499,828
1,136,025	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $1,136,046 on 4/03/2017 collateralized by $1,190,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $1,161,093 including accrued interest (Note 2 of Notes to Financial Statements)	1,136,025

	Total Short-Term Investments
	(Identified Cost $3,635,356)	3,635,479

	Total Investments – 121.5%
	(Identified Cost $30,454,497)(a)	30,538,653
	Other assets less liabilities—(21.5)%	(5,405,318)

	Net Assets – 100.0%	$25,133,335

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $30,466,286 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$109,542
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(37,175)

	Net unrealized appreciation	$72,367

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $2,467,674 or 9.8% of net assets.
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	32.3%
Mortgage Related	27.5
Banking	6.6
ABS Car Loan	5.7
Electric	3.8
ABS Credit Card	3.4
Midstream	2.1
Other Investments, less than 2% each	25.6
Short-Term Investments	14.5

Total Investments	121.5
Other assets less liabilities	(21.5)

Net Assets	100.0%

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.0% of Net Assets

Non-Convertible Bonds – 75.2%

	ABS Other – 0.2%
$1,069,986	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$676,231
420,164	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	121,091
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	4,081
836,615	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	802,975

		1,604,378

	Aerospace & Defense – 2.5%
60,000	Arconic, Inc., 5.900%, 2/01/2027	64,233
9,800,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	9,660,350
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	170,187
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,304,822
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	646,500
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	2,004,500
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,929,500
245,000	Textron, Inc., 5.600%, 12/01/2017	251,161
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,629,115
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,442,815
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,488,185

		26,591,368

	Airlines – 2.5%
604,076	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	622,199
2,130,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	2,215,200
322,788	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	327,232
10,861,785	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	11,214,793
2,175,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	2,226,656
990,749	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	1,021,056
8,020	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	8,362
177,448	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	186,321

	Airlines – continued
$185,013	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	$193,642
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,812,881
698,397	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	755,142
1,546,713	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,602,781
1,149,128	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,327,243
781,520	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	870,645
407,846	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	440,474
1,896,142	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,990,949
252,779	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	256,580
357,022	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	362,434

		27,434,590

	Automotive – 3.5%
690,000	Ford Motor Co., 4.346%, 12/08/2026	703,609
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,828,479
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,774,204
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,091,094
165,000	Ford Motor Co., 6.625%, 2/15/2028	191,669
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,985,977
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,249,831
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,995,229
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	619,904
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,891,862
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,298,782
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,287,165
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,078,188
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	408,750
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	531,738

		37,936,481

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – 11.7%
$6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	$6,928,631
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,360,875
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,010,911
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,102,843
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,338,980
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,135,924
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,706,178
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,504,933
14,790,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	11,357,666
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(f)	1,653,202
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(f)	2,295,225
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(f)	1,103,750
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,434,166
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	10,004,835
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,189,792
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,119,371
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,388,030
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,564,040
8,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	8,956,163
50,000	Merrill Lynch & Co., Inc., EMTN, 0.221%, 9/14/2018, (EUR)(g)	53,394
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	332,958
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,144,578
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,373,416
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,099,625
300,000	Morgan Stanley, 4.350%, 9/08/2026	307,283
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,187,110
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,457,824
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	3,765,401
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,467,595
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,088,833
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(f)	192,917

	Banking – continued
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(f)	$2,622,551
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,029,448
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(f)	2,144,750
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	738,423
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(f)	1,225,000
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,448,055

		125,834,676

	Brokerage – 1.5%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	524,295
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,915,288
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,283,998
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,465,582
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,210,719
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,041,818
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,888,230

		16,329,930

	Building Materials – 0.9%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,902,406
800,000	Masco Corp., 6.500%, 8/15/2032	944,170
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,588,422
815,000	Masco Corp., 7.750%, 8/01/2029	1,047,890
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,507,507

		9,990,395

	Cable Satellite – 1.0%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	691,600
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	3,050,175
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	339,857
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,720,039
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	3,809,346
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	829,000

		10,440,017

	Chemicals – 2.5%
1,180,000	Chemours Co. (The), 6.625%, 5/15/2023	1,250,800
9,550,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	9,621,625

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Chemicals – continued
$5,240,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	$2,672,400
905,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	488,700
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	5,546,250
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	7,017,825
620,000	Methanex Corp., 5.250%, 3/01/2022	649,574

		27,247,174

	Construction Machinery – 0.1%
965,000	Toro Co. (The), 6.625%, 5/01/2037(b)(e)	1,076,101
414,000	United Rentals North America, Inc., 7.625%, 4/15/2022	431,078

		1,507,179

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	777,040

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	46,252

	Electric – 2.7%
2,385,000	AES Corp. (The), 4.875%, 5/15/2023	2,373,075
180,000	AES Corp. (The), 5.500%, 4/15/2025	182,700
2,198,486	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,409,978
2,957,287	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(e)	979,601
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,231,240
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,670,250
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,002,002
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,947,498
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,330,944
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	123,742
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,250,262
1,628,300	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(e)	1,719,241

		29,220,533

	Finance Companies – 4.3%
1,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,813,723
1,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,232,384
300,000	AGFC Capital Trust I, 2.772%, 1/15/2067, 144A(g)	147,375
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,771,501

	Finance Companies – continued
$4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	$5,058,820
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,242,209
945,000	iStar, Inc., 4.875%, 7/01/2018	950,906
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,640,758
31,725(††)	Navient Corp., 6.000%, 12/15/2043	716,879
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,619,750
145,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	145,544
4,668,000	Navient LLC, 5.500%, 1/25/2023	4,457,940
726,000	Navient LLC, MTN, 5.500%, 1/15/2019	752,136
5,185,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	4,031,338
2,681,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	2,855,265
1,950,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,915,875
1,105,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,114,669
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,826,550
1,350,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,373,625

		46,667,247

	Food & Beverage – 0.2%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,633,558

	Government Owned – No Guarantee – 0.4%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,935,057
1,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,520,737
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	796,318

		4,252,112

	Healthcare – 3.2%
650,000	BioScrip, Inc., 8.875%, 2/15/2021	558,785
1,470,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,264,200
610,000	HCA, Inc., 5.875%, 3/15/2022	671,000
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,356,800
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,221,535
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,685,187
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,575,000
2,660,000	HCA, Inc., 7.690%, 6/15/2025	3,029,075
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,616,825
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,292,587
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	473,538
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,425,000
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,245,000
3,685,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	3,690,638
1,285,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,262,513

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$1,522,063
465,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	502,200

		34,391,946

	Home Construction – 1.1%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	567,875
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	218,025
4,276,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	3,549,080
835,000	KB Home, 8.000%, 3/15/2020	926,850
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,841,600
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,095,500
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	15,450

		12,214,380

	Independent Energy – 1.9%
2,920,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	3,022,200
644,000	California Resources Corp., 5.500%, 9/15/2021	476,560
86,000	California Resources Corp., 6.000%, 11/15/2024	60,200
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,794,500
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	304,850
1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	1,100,950
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	719,100
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	992,513
980,000	Continental Resources, Inc., 3.800%, 6/01/2024	911,400
185,000	Continental Resources, Inc., 4.500%, 4/15/2023	180,027
350,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	343,700
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,275,081
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	338,235
285,000	Rice Energy, Inc., 6.250%, 5/01/2022	293,550
385,000	RSP Permian, Inc., 6.625%, 10/01/2022	405,213
575,000	SM Energy Co., 5.625%, 6/01/2025	550,275
1,471,000	SM Energy Co., 6.125%, 11/15/2022	1,482,032
155,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	154,225

		20,404,611

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,184,500

	Life Insurance – 1.5%
$160,000	American International Group, Inc., 4.125%, 2/15/2024	$164,123
130,000	American International Group, Inc., 4.875%, 6/01/2022	140,713
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	4,026,044
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	237,664
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(e)	4,937,993
690,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	567,525
495,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	412,087
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,722,675
2,270,000	Metlife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	3,135,437
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,337,116

		16,681,377

	Local Authorities – 2.2%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	653,182
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	7,625,912
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	15,375,202

		23,654,296

	Media Entertainment – 0.8%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	971,167
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	2,858,506
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	517,500
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,309,375
2,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	2,304,844
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	116,400
306,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	310,590
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	317,125

		8,705,507

	Metals & Mining – 1.7%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(h)(i)	1,041
6,630,000	ArcelorMittal, 7.500%, 3/01/2041	7,420,296
3,300,000	ArcelorMittal, 7.750%, 10/15/2039	3,745,500
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(e)(h)	226,688

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	$2,603,906
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,457,750
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,398,300
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,828,200

		18,681,681

	Midstream – 1.9%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	609,500
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	312,978
2,860,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	3,487,716
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,963,907
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,438,980
300,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	332,813
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,401,257
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	106,400
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	128,757
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	9,238,689

		20,020,997

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
530,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(g)	530,410
860,436	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	648,874
62,017	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(g)	61,940
2,135,637	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(e)	2,162,333

		3,403,557

	Oil Field Services – 1.3%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022	5,373,375
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(e)(h)	549,000
1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(e)(h)	237,060
7,170,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	7,403,025

	Oil Field Services – continued
$400,000	Transocean, Inc., 5.550%, 10/15/2022	$376,250

		13,938,710

	Packaging – 1.3%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,621,750
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	2,024,600

		13,646,350

	Paper – 1.2%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,664,093
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,625,060
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	473,674
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,400,950

		13,163,777

	Property & Casualty Insurance – 0.7%
1,630,000	MBIA Insurance Corp., 12.283%, 1/15/2033, 144A(d)(g)	766,100
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,479,622
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,682,518
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,324,425

		7,252,665

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	464,985

	REITs – Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,501,968

	REITs – Office Property – 0.0%
475,000	Highwoods Realty LP, 7.500%, 4/15/2018	501,615

	REITs – Single Tenant – 0.1%
275,000	Realty Income Corp., 5.750%, 1/15/2021	302,733
725,000	Realty Income Corp., 6.750%, 8/15/2019	801,579

		1,104,312

	Restaurants – 0.1%
450,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	587,062

	Retailers – 0.7%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,187,862
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,293,875
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	447,700
155,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	153,450
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	604,663

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Retailers – continued
$1,525,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	$1,647,000
2,121,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	1,871,782

		7,206,332

	Sovereigns – 1.1%
2,265,000	Kingdom of Saudi Arabia, 2.375%, 10/26/2021, 144A	2,225,363
5,040,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	4,898,880
4,485,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	4,346,862

		11,471,105

	Supermarkets – 1.6%
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	777,100
690,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	669,300
7,670,000	New Albertson’s, Inc., 7.450%, 8/01/2029	7,267,325
2,445,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,383,875
3,780,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,657,150
560,000	New Albertson’s, Inc., 8.700%, 5/01/2030	554,400
2,105,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,883,975

		17,193,125

	Supranational – 1.3%
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	14,188,746

	Technology – 1.3%
860,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	915,900
2,415,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,656,500
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	87,400
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,416,772
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,157,341
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	174,102
636,900	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	748,071
5,585,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	6,122,556

		14,278,642

	Transportation Services – 0.2%
2,500,000	APL Ltd., 8.000%, 1/15/2024(b)(e)	1,828,125

	Treasuries – 11.8%
29,780,000	Canadian Government International Bond, 0.250%, 5/01/2017, (CAD)	$22,389,024
13,195,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	9,856,288
10,950,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	8,296,096
8,305,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,385,329
107,395,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	708,935
271,710,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	1,724,873
414,800(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	2,210,118
424,300(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,237,846
200,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,110,230
595,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,266,672
847,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,771,413
150,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	884,998
1,455,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	9,142,084
21,085,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	15,575,982
10,220,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,325,784
63,235,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	7,397,130
14,660,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,847,411
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,080,080
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,744,945
20,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	19,872,660

		126,827,898

	Wireless – 0.7%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,604,097
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,774,769
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	360,750

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$751,537
285,000	Sprint Corp., 7.125%, 6/15/2024	304,237

		7,795,390

	Wirelines – 2.9%
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	184,775
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	697,731
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	193,070
2,085,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,186,644
990,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	950,400
200,000	Embarq Corp., 7.995%, 6/01/2036	199,000
3,585,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	3,710,475
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(h)	307,238
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(h)	591,674
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,835,744
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	360,938
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	726,562
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,464,988
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,333,478
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,261,375
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,409,815
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	643,280
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	479,763
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	438,652
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,507,395
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,254,492

		30,737,489

	Total Non-Convertible Bonds
	(Identified Cost $825,407,575)	811,544,078

Convertible Bonds – 7.2%

	Building Materials – 0.5%
5,140,000	KB Home, 1.375%, 2/01/2019	5,265,287

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	399,438

	Consumer Products – 0.0%
$270,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	$255,150

	Diversified Manufacturing – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	619,331

	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,590,825

	Healthcare – 0.0%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	292,425

	Leisure – 0.3%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,719,108

	Midstream – 0.0%
21,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	20,685
240,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	248,550

		269,235

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	231,522
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	336,478

		568,000

	Property & Casualty Insurance – 2.2%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	555,500
17,245,000	Old Republic International Corp., 3.750%, 3/15/2018	22,946,628

		23,502,128

	Technology – 3.7%
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,508,775
3,859,000	Intel Corp., 3.250%, 8/01/2039	6,741,191
305,101	Liberty Interactive LLC, 3.500%, 1/15/2031	297,344
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	11,094,187
110,000	Nuance Communications, Inc., 1.000%, 12/15/2035	104,641
495,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	494,072
9,404,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,644,977
4,095,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	4,604,316
2,020,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	2,247,250

		39,736,753

	Total Convertible Bonds
	(Identified Cost $60,709,970)	77,217,680

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 0.6%

	Michigan – 0.2%
$2,135,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$2,089,653

	Virginia – 0.4%
5,825,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	4,881,466

	Total Municipals
	(Identified Cost $7,942,026)	6,971,119

	Total Bonds and Notes
	(Identified Cost $894,059,571)	895,732,877

Senior Loans – 0.1%

	Media Entertainment – 0.0%
21,467	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(g)	21,789

	Other Utility – 0.1%
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(g)	786,050

	Total Senior Loans
	(Identified Cost $836,106)	807,839

Shares

Common Stocks – 3.1%

	Automobiles – 0.4%
341,305	Ford Motor Co.	3,972,790

	Diversified Telecommunication Services – 0.0%
6,123	Hawaiian Telcom Holdco, Inc.(d)	140,278

	Electronic Equipment, Instruments & Components – 0.5%
205,167	Corning, Inc.	5,539,509

	Energy Equipment & Services – 0.0%
170,674	Hercules Offshore, Inc.(b)(d)(e)(l)	—

	Internet Software & Services – 0.0%
6,787	Dex Media, Inc.(b)(c)(d)	18,325

	Oil, Gas & Consumable Fuels – 0.0%
54,259	Chesapeake Energy Corp.(d)	322,298

	Pharmaceuticals – 0.8%
160,000	Bristol-Myers Squibb Co.	8,700,800

	Semiconductors & Semiconductor Equipment – 1.4%
400,524	Intel Corp.	14,446,901

	Total Common Stocks
	(Identified Cost $33,271,817)	33,140,901

Preferred Stocks – 1.7%

Convertible Preferred Stocks – 1.2%

	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	$3,398,751

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., 6.750%	103,150

	Electric – 0.2%
50,764	AES Trust III, 6.750%	2,594,040

	Energy – 0.5%
96,065	El Paso Energy Capital Trust I, 4.750%	4,803,250

	Midstream – 0.2%
10,213	Chesapeake Energy Corp., 4.500%	616,763
12,055	Chesapeake Energy Corp., 5.000%	771,520
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	427,350

		1,815,633

	REITs – Health Care – 0.0%
7,400	Welltower, Inc., 6.500%	467,088

	REITs – Mortgage – 0.0%
3,106	iStar, Inc., Series J, 4.500%	157,319

	Total Convertible Preferred Stocks
	(Identified Cost $11,692,904)	13,339,231

Non-Convertible Preferred Stocks – 0.5%

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,471
2,876	Entergy New Orleans, Inc., 4.750%	298,745
4,670	Union Electric Co., 4.500%	454,064

		761,280

	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,272,570

	Metals & Mining – 0.3%
68,395	Arconic, Inc., 5.375%	2,807,615

	Total Non-Convertible Preferred Stocks
	(Identified Cost $4,655,859)	4,841,465

	Total Preferred Stocks
	(Identified Cost $16,348,763)	18,180,696

Principal Amount (‡)

Short-Term Investments – 11.2%
$17,955,000	Federal Home Loan Bank Discount Notes, 0.550%, 4/04/2017(k)	17,954,659
56,045,000	Federal Home Loan Bank Discount Notes, 0.520-0.560%, 4/10/2017(k)	56,037,490

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$23,793	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $23,793 on 4/03/2017 collateralized by $24,200 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $24,339 including accrued interest (Note 2 of Notes to Financial Statements)	$23,793
37,610,488	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $37,611,178 on 4/03/2017 collateralized by $39,230,000 U.S. Treasury Note, 1.250% due 3/31/2021 valued at $38,365,724 including accrued interest (Note 2 of Notes to Financial Statements)	37,610,488
10,000,000	U.S. Treasury Bills, 0.642%, 06/22/2017(k)	9,983,280

Total Short-Term Investments
	(Identified Cost $121,611,434)	121,609,710

Total Investments – 99.1%
	(Identified Cost $1,066,127,691)(a)	1,069,472,023
	Other assets less liabilities—0.9%	9,960,578

	Net Assets – 100.0%	$1,079,432,601

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2017, the net unrealized appreciation on investments based on a cost of $1,068,903,362 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$82,952,371
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(82,383,710)

	Net unrealized appreciation	$568,661

(b)	Illiquid security.
(c)	Fair valued by the Fund's adviser. At March 31, 2017, the value of these securities amounted to $3,981,869 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Non-income producing security.
(e)	Securities classified as fair valued pursuant to the Fund's pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $19,233,465 or 1.8% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	Escrow shares.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $188,345,822 or 17.4% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SLM	Sallie Mae
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2017 (Unaudited)

Banking	12.0%
Treasuries	11.8
Technology	5.0
Finance Companies	4.7
Automotive	3.5
Healthcare	3.2
Electric	3.0
Property & Casualty Insurance	2.9
Wirelines	2.9
Chemicals	2.5
Airlines	2.5
Aerospace & Defense	2.5
Local Authorities	2.2
Midstream	2.1
Metals & Mining	2.0
Other Investments, less than 2% each	25.1
Short-Term Investments	11.2

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 97.4% of Net Assets

	Australia – 3.7%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A(b)	$4,880,720
14,770,000	Australia Government International Bond, Series 142, 4.250%, 4/21/2026, (AUD)(b)	12,728,697
25,475,000	Queensland Treasury Corp., Series 23, 4.250%, 7/21/2023, 144A, (AUD)(b)	21,168,504

		38,777,921

	Barbados – 0.3%
912,500	Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A(b)	888,425
2,676,667	Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A(b)	2,605,887

		3,494,312

	Belgium – 1.0%
2,530,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026(b)	2,558,336
470,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036(b)	497,241
3,720,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046(b)	4,020,293
2,150,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A(b)	2,212,047
1,120,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A(b)	1,168,016

		10,455,933

	Bermuda – 0.2%
1,600,000	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	1,562,043

	Brazil – 2.0%
33,200(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	10,600,894
3,855,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,962,940
920,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	948,962
1,275,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,208,062
1,910,000	Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	2,442,710
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,124,193

		21,287,761

	Canada – 2.3%
1,985,000	Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)(b)	2,155,323
1,250,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(b)	940,905
4,525,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)(b)	3,428,295

	Canada – continued
4,399,000	Canadian Government International Bond, 4.000%, 6/01/2041, (CAD)(b)	$4,311,639
3,139,269	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(b)	2,367,394
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(b)	6,661,864
3,210,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	2,784,808
2,610,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(b)	1,969,712

		24,619,940

	Cayman Islands – 0.1%
630,707	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.993%, 4/15/2032, 144A(b)(c)	630,496

	Chile – 0.7%
5,420,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(b)	5,706,140
1,375,000	Itau CorpBanca, 3.875%, 9/22/2019, 144A(b)	1,417,941

		7,124,081

	Colombia – 1.0%
3,910,000	Republic of Colombia, 3.875%, 4/25/2027	3,894,360
17,000,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(b)	6,239,162

		10,133,522

	Denmark – 1.0%
66,250,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(b)	10,661,409

	France – 2.7%
1,800,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	2,390,248
3,670,000	BNP Paribas S.A., 3.800%, 1/10/2024, 144A(b)	3,652,112
5,370,000	BNP Paribas S.A., 4.625%, 3/13/2027, 144A	5,368,609
885,000	BNP Paribas S.A., (fixed rate to 10/14/2022, variable rate thereafter), 2.625%, 10/14/2027, (EUR)(b)	972,186
3,280,000	Credit Agricole S.A., 4.125%, 1/10/2027, 144A(b)	3,253,881
8,505,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(b)	8,765,481
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(b)	2,133,863
2,190,000	Societe Generale S.A., 4.000%, 1/12/2027, 144A(b)	2,140,594
200,000	Veolia Environnement S.A., (fixed rate to 4/16/2018, variable rate thereafter), 4.850% , (GBP)(d)	257,972

		28,934,946

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Germany – 5.9%
6,500,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	$8,131,076
12,360,000	Bundesrepublik Deutschland, 0.500%, 2/15/2025, (EUR)(b)	13,693,293
6,865,000	Bundesrepublik Deutschland, 0.500%, 2/15/2026, (EUR)(b)	7,541,838
24,860,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(b)	28,566,260
805,000	Schaeffler Finance BV, 3.250%, 5/15/2025, (EUR)	917,943
3,100,000	Vonovia Finance BV, EMTN, 1.500%, 6/10/2026, (EUR)	3,317,027

		62,167,437

	Hong Kong – 0.6%
3,450,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	3,382,066
3,285,000	CK Hutchison International 16 Ltd., 1.875%, 10/03/2021, 144A(b)	3,164,345

		6,546,411

	Hungary – 1.0%
3,161,640,000	Hungary Government International Bond, Series 22/B, 1.750%, 10/26/2022, (HUF)	10,667,856

	Indonesia – 1.5%
202,531,000,000	Indonesia Government International Bond, Series FR53, 8.250%, 7/15/2021, (IDR)	15,958,692
200,000	Pertamina Persero PT, MTN, 5.625%, 5/20/2043	205,404

		16,164,096

	Ireland – 1.5%
875,000	Bank of Ireland Mortgage Bank, 1.750%, 3/19/2019, (EUR)	968,745
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(b)	2,996,982
2,625,000	Bank of Ireland Mortgage Bank, Series 47, 0.500%, 1/20/2020, (EUR)(b)	2,847,199
8,995,000	Ireland Government Bond, 2.000%, 2/18/2045, (EUR)(b)	9,438,492

		16,251,418

	Israel – 0.3%
3,215,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023(b)	3,053,636

	Italy – 5.0%
2,719,596	Asti RMBS S.r.l., Series 1, Class A, 0.920%, 12/27/2060, (EUR)(b)(c)	2,936,739
870,050	Berica ABS S.r.l., Series 3, Class A, 0.720%, 6/30/2061, (EUR)(b)(c)	933,823

	Italy – continued
899,370	Berica Residential S.r.l., Series 8, Class A, 0.066%, 3/31/2048, (EUR)(b)(c)	$951,731
135,000	Buzzi Unicem SpA, 2.125%, 4/28/2023, (EUR)	148,065
1,082,716	Claris Finance S.r.l., Series 2014-1, Class A1, 0.820%, 12/28/2061, (EUR)(b)(c)	1,164,591
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(b)	3,647,110
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(b)	2,742,336
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	611,475
1,645,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A(b)	1,594,161
870,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	955,198
4,800,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(b)	4,731,880
6,910,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(b)	8,285,892
6,585,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	8,345,273
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,270,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023(b)	5,538,136
4,882,348	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.173%, 10/25/2055, (EUR)(b)(c)	5,158,502
1,307,352	Vela Home S.r.l., Series 4, Class A2, 0.044%, 10/25/2042, (EUR)(b)(c)	1,384,139
1,621,881	Voba N 3 S.r.l., Series 2011-3, Class A2, 0.671%, 11/23/2047, (EUR)(b)(c)	1,741,587

		53,140,638

	Japan – 11.8%
423,074,000(††††)	Japan Government CPI Linked Bond, Series 19, 0.100%, 9/10/2024, (JPY)(b)	3,982,431
2,246,839,200(††††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(b)	21,200,129
448,983,675(††††)	Japan Government CPI Linked Bond, Series 21, 0.100%, 3/10/2026, (JPY)(b)	4,251,342
917,500,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)(b)	8,654,894
1,616,100,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	14,947,002
163,600,000	Japan Government Ten Year Bond, 1.300%, 12/20/2019, (JPY)(b)	1,528,932

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Japan – continued
575,000,000	Japan Government Ten Year Bond, 1.300%, 3/20/2021, (JPY)(b)	$5,462,577
572,450,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(b)	6,271,549
1,688,950,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(b)	18,956,655
1,083,100,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(b)	12,920,343
715,100,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(b)	7,498,754
174,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	1,896,136
1,545,300,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(b)	17,288,261

		124,859,005

	Korea – 0.6%
56,100,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(b)	6,635,379

	Malaysia – 0.4%
16,625,000	Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(b)	3,725,623

	Mexico – 4.6%
3,120,000	America Movil SAB de CV, 3.125%, 7/16/2022(b)	3,143,547
145,000	America Movil SAB de CV, 5.000%, 3/30/2020	155,422
1,835,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	2,064,760
2,824,219(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	14,895,512
371,150,456(†††††)	Mexican Udibonos, CPI Linked Bond, Series S, 4.500%, 12/04/2025, (MXN)(b)	21,613,383
2,080,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(b)	2,038,400
660,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	722,246
4,430,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(b)	4,330,325

		48,963,595

	Morocco – 0.2%
1,015,000	OCP S.A., 6.875%, 4/25/2044, 144A	1,089,598
1,135,000	OCP S.A., 6.875%, 4/25/2044	1,218,418

		2,308,016

	Netherlands – 1.0%
4,000,000	ING Bank NV, EMTN, (fixed rate to 4/11/2023, variable rate thereafter), 3.000%, 4/11/2028, (EUR)(b)	$4,500,529
2,115,000	Mylan NV, 3.950%, 6/15/2026	2,070,213
3,445,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	3,427,775

		9,998,517

	Norway – 1.7%
147,380,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(b)	17,982,756

	Poland – 0.2%
2,855,000	Poland Government International Bond, 3.250%, 7/25/2019, (PLN)	738,425
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(b)	1,276,841

		2,015,266

	Portugal – 1.0%
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,722,875
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	577,500
1,910,000	EDP Finance BV, EMTN, 1.125%, 2/12/2024, (EUR)	1,948,451
3,885,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)(b)	4,131,338

		10,380,164

	Romania – 0.1%
1,010,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	1,105,310

	Singapore – 0.3%
3,630,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(b)	2,656,230

	South Africa – 1.2%
214,610,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(b)	13,156,183

	Spain – 2.4%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)(b)	1,093,929
2,600,000	Santander Issuances SAU, 5.179%, 11/19/2025(b)	2,697,674
1,500,000	Santander Issuances SAU, EMTN, 3.125%, 1/19/2027, (EUR)	1,640,971
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(b)	6,969,626
9,300,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(b)	12,509,907

		24,912,107

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supranationals – 1.0%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(b)	$2,308,010
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(b)	7,887,165

		10,195,175

	Switzerland – 0.4%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A(b)	4,552,708

	United Arab Emirates – 0.5%
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,581,840
975,000	DP World Ltd., EMTN, 3.250%, 5/18/2020	988,650
2,525,000	JAFZ Sukuk 2019 Ltd., 7.000%, 6/19/2019	2,759,067

		5,329,557

	United Kingdom – 7.9%
534,316	Auburn Securities PLC, Series 4, Class A2, 0.658%, 10/01/2041, (GBP)(b)(c)	660,146
4,135,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)(b)	5,207,618
690,000	Barclays PLC, 4.375%, 9/11/2024	693,633
610,000	Barclays PLC, 5.200%, 5/12/2026(b)	623,979
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(b)	726,009
2,268,000	Co-Operative Bank PLC, 4.750%, 11/11/2021, (GBP)(b)	3,172,258
362,509	Eurosail PLC, Series 2007-1X, Class A3C, 0.504%, 3/13/2045, (GBP)(b)(c)	444,120
178,559	Eurosail PLC, Series 2007-2X, Class A3C, 0.494%, 3/13/2045, (GBP)(c)	217,695
2,240,000	FCE Bank PLC, EMTN, 1.528%, 11/09/2020, (EUR)(b)	2,467,364
168,925	Great Hall Mortgages PLC, Series 2006-1, Class A2A, 0.492%, 6/18/2038, (GBP)(c)	205,918
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(b)	557,645
3,190,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(b)	4,784,680
1,810,000	Imperial Brands Finance PLC, 4.250%, 7/21/2025, 144A(b)	1,872,843
205,000	ITV PLC, 2.000%, 12/01/2023, (EUR)	223,003
1,030,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026	1,049,482
420,000	Noble Holding International Ltd., 5.250%, 3/15/2042	281,400
200,000	Noble Holding International Ltd., 6.050%, 3/01/2041	144,000
305,000	Noble Holding International Ltd., 6.200%, 8/01/2040	221,125

	United Kingdom – continued
686,589	Precise Mortgage Funding, Series 2014-1, Class A, 1.144%, 9/12/2047, (GBP)(b)(c)	$860,707
313,558	Precise Mortgage Funding PLC, Series 2015-1, Class A, 1.294%, 3/12/2048, (GBP)(b)(c)	393,814
636,164	Residential Mortgage Securities PLC, Series 20X, Class A2A, 0.622%, 8/10/2038, (GBP)(b)(c)	781,170
545,925	Residential Mortgage Securities PLC, Series 21X, Class A3A, 0.762%, 11/12/2038, (GBP)(b)(c)	666,130
545,072	Residential Mortgage Securities PLC, Series 22X, Class A3A, 0.718%, 11/14/2039, (GBP)(b)(c)	661,428
418,554	Residential Mortgage Securities PLC, Series 28, Class A, 1.494%, 6/15/2046, (GBP)(b)(c)	527,861
706,224	RMAC PLC, Series 2005-NS3X, Class A2C, 0.031%, 6/12/2043, (EUR)(b)(c)	728,269
2,170,409	RMAC PLC, Series 2005-NS4X, Class A3A, 0.684%, 12/12/2043, (GBP)(b)(c)	2,620,370
208,523	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, 0.494%, 6/12/2044, (GBP)(c)	247,469
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(b)	5,895,331
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	463,228
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(b)	3,769,787
3,245,000	Sky PLC, 3.750%, 9/16/2024, 144A	3,277,674
315,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	360,741
2,195,000	Standard Chartered PLC, EMTN, 5.125%, 6/06/2034, (GBP)(b)	2,769,546
4,410,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	6,100,551
1,290,000	Towd Point Mortgage Funding PLC, Series 16-GR1A, Class B, 1.760%, 7/20/2046, 144A, (GBP)(b)(c)	1,621,107
5,380,000	United Kingdom Gilt, 2.000%, 9/07/2025, (GBP)(b)	7,330,313
3,385,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(b)	5,852,865
1,435,000	United Kingdom Gilt, 4.250%, 6/07/2032, (GBP)(b)	2,472,755
4,705,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	8,501,207
1,640,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	2,065,031
1,530,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, 144A, (GBP)	1,931,315

		83,451,587

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – 31.3%
$504,958	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A(b)	$503,785
390,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(b)	3,503,099
3,140,000	Aircastle Ltd., 4.125%, 5/01/2024	3,143,925
4,175,000	Ally Financial, Inc., 4.125%, 2/13/2022	4,175,000
2,705,556	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,965,828
3,740,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	3,828,825
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(b)	2,227,948
2,745,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(b)	3,046,352
520,000	Antero Resources Corp., 5.000%, 3/01/2025, 144A	509,922
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(b)	2,068,425
2,120,000	AT&T, Inc., 4.750%, 5/15/2046(b)	1,978,144
295,000	AT&T, Inc., 4.800%, 6/15/2044(b)	276,536
3,140,000	Aviation Capital Group Corp., 4.875%, 10/01/2025, 144A(b)	3,377,685
4,510,000	Bank of America Corp., 4.100%, 7/24/2023(b)	4,724,094
1,079,920	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(b)	1,106,322
1,855,518	Bayview Opportunity Master Fund IVb Trust, Series 2017-RN1, Class A1, 3.598%, 2/28/2032, 144A(c)	1,852,805
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.412%, 8/15/2029, 144A(c)	3,870,910
1,560,000	Celgene Corp., 4.625%, 5/15/2044	1,547,194
3,650,433	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(b)	3,594,373
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(b)	2,290,020
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025	1,548,754
3,104,785	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.591%, 5/13/2031, 144A(c)(e)(f)	3,097,049
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(b)	2,616,754
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 3.031%, 8/13/2027, 144A(c)	2,800,003

	United States – continued
$3,700,000	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 2.632%, 10/15/2034, 144A(b)(c)	$3,718,546
98,531	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	102,729
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,506,170
2,520,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.940%, 10/15/2024, 144A(b)	2,533,486
1,282,524	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 3.072%, 11/26/2036, 144A(c)	1,261,270
1,885,000	Credit Suisse Mortgage Trust, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A(b)(c)	1,885,877
2,500,000	Delphi Automotive PLC, 1.500%, 3/10/2025, (EUR)(b)	2,689,754
2,942,914	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(b)	3,016,486
680,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	493,000
3,150,000	Enable Midstream Partners LP, 4.400%, 3/15/2027	3,126,485
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	2,607,707
1,710,000	Energy Transfer Partners LP, 6.125%, 12/15/2045	1,829,517
179,512	FHLMC, 4.500%, 8/01/2044	193,978
10,376,315	FNMA, 2.500%, 10/01/2046(b)	9,894,807
2,945,282	FNMA, 3.500%, with various maturities from 2045 to 2046(b)(g)	3,023,439
3,571,262	FNMA, 4.500%, with various maturities from 2043 to 2046(b)(g)	3,866,839
7,040,000	FNMA (TBA), 3.000%, 5/01/2047(h)	6,965,200
6,695,000	FNMA (TBA), 3.500%, 5/01/2047(h)	6,834,392
7,585,000	FNMA (TBA), 4.000%, 5/01/2047(h)	7,940,547
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)(b)	4,869,600
185,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	160,950
915,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	774,319
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(b)	6,365,498
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,919,555
3,100,000	General Motors Financial Co., Inc., 4.300%, 7/13/2025	3,148,248
2,330,000	Gilead Sciences, Inc., 4.150%, 3/01/2047(b)	2,172,895
625,000	Gilead Sciences, Inc., 4.750%, 3/01/2046(b)	637,495

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$1,247,707	GNMA, 2.555%, 5/20/2064(b)(c)	$1,296,053
1,386,285	GNMA, 2.791%, 11/20/2064(b)(c)	1,472,744
1,630,854	GNMA, 2.915%, 11/20/2064(b)(c)	1,735,882
2,629,223	GNMA, 3.080%, 10/20/2063(b)(c)	2,803,580
537,900	GNMA, 4.448%, 4/20/2065(b)(c)	580,714
1,673,343	GNMA, 4.518%, 1/20/2063(b)(c)	1,760,497
3,655,124	GNMA, 4.539%, 12/20/2061(b)(c)	3,772,926
663,699	GNMA, 4.544%, 6/20/2062(b)(c)	690,165
1,697,250	GNMA, 4.561%, 2/20/2065(b)(c)	1,834,750
1,803,692	GNMA, 4.638%, 7/20/2064(b)(c)	1,943,931
3,235,293	GNMA, 4.668%, 5/20/2064(b)(c)	3,494,965
1,783,851	GNMA, 4.670%, 7/20/2064(b)(c)	1,925,111
2,030,000	Goldman Sachs Group, Inc. (The), MTN, 3.850%, 7/08/2024(b)	2,079,392
2,560,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,763,200
225,000	HCA, Inc., 4.750%, 5/01/2023	234,563
575,000	HCA, Inc., 5.000%, 3/15/2024	603,031
215,000	HCA, Inc., 5.250%, 4/15/2025	228,438
1,795,000	HCA, Inc., 5.375%, 2/01/2025	1,871,288
1,401,881	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A(b)	1,397,268
1,400,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027, 144A	1,414,000
1,401,803	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A(b)	1,406,649
3,810,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(b)	3,914,775
3,174,000	JPMorgan Chase & Co., 3.875%, 2/01/2024(b)	3,299,271
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 2.112%, 8/15/2027, 144A(b)(c)	3,800,016
584,816	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.461%, 9/26/2035, 144A(b)(c)	585,930
4,270,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026(b)	4,012,703
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,107,316
1,590,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	1,601,925
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A(b)	5,282,825
4,280,528	Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.980%, 1/15/2045, 144A(b)	4,186,465
1,190,093	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(b)	1,201,468
835,000	MetLife, Inc., 6.400%, 12/15/2066	916,413

	United States – continued
$1,900,000	Morgan Stanley, 3.950%, 4/23/2027(b)	$1,881,739
1,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.949%, 8/12/2045, 144A(b)(c)	1,400,459
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.949%, 8/15/2045, 144A(b)(c)	1,499,505
1,370,000	MPLX LP, 4.500%, 7/15/2023	1,424,827
960,000	MPLX LP, 4.875%, 12/01/2024	1,009,860
1,030,000	MPLX LP, 4.875%, 6/01/2025	1,078,904
265,000	MPLX LP, 5.200%, 3/01/2047	266,661
1,220,000	MPLX LP, 5.500%, 2/15/2023	1,257,820
685,000	Newfield Exploration Co., 5.375%, 1/01/2026	715,414
3,540,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A(b)	3,625,241
409,955	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	416,876
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(b)	7,672,141
2,015,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,979,738
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(b)(c)	2,670,225
203,956	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A(b)(i)	202,480
435,000	SM Energy Co., 6.750%, 9/15/2026	438,534
695,000	Southwestern Energy Co., 4.100%, 3/15/2022	649,825
3,800,000	Southwestern Energy Co., 6.700%, 1/23/2025	3,743,000
3,594,763	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(b)	3,675,645
3,324,532	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(b)	3,344,921
1,130,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,130,000
3,605,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	3,605,000
7,628,229	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	7,825,127
2,710,000	U.S. Treasury Bond, 2.500%, 5/15/2046(b)	2,427,038
11,730,000	U.S. Treasury Bond, 2.875%, 5/15/2043(b)(j)	11,420,715
1,045,000	U.S. Treasury Bond, 3.125%, 2/15/2042(b)	1,069,125
21,964,737	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)(k)	21,429,324
7,075,000	U.S. Treasury Note, 1.625%, 10/31/2023	6,837,322

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

United States – continued
$4,995,000	U.S. Treasury Note, 1.875%, 3/31/2022	$4,982,123
1,299,750	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,355,601
1,280,000	Verizon Communications, Inc., 2.625%, 8/15/2026(b)	1,168,823
565,000	Verizon Communications, Inc., 3.850%, 11/01/2042	473,052
345,000	Verizon Communications, Inc., 4.272%, 1/15/2036	319,472
1,075,000	Verizon Communications, Inc., 4.400%, 11/01/2034(b)	1,017,264
2,045,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/2021, 144A(b)	2,038,180
655,000	Virginia Electric & Power Co., 4.450%, 2/15/2044(b)	691,056
1,011,306	VOLT XXXV, Series 2016-NPL9, Class A1, 3.500%, 9/25/2046, 144A(c)	1,011,076
4,605,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	4,558,950
2,875,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	3,183,904

330,907,762

Total Bonds and Notes
	(Identified Cost $1,059,072,558)	1,028,808,796

Short-Term Investments – 2.3%
4,633,102	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $4,633,187 on 4/03/2017 collateralized by $4,845,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $4,727,305 including accrued interest (Note 2 of Notes to Financial Statements)	4,633,102
19,640,000	U.S. Treasury Bills, 0.890%, 09/28/2017(l)	19,553,565

Total Short-Term Investments
	(Identified Cost $24,185,704)	24,186,667

Total Investments – 99.7%
	(Identified Cost $1,083,258,262)(a)	1,052,995,463
	Other assets less liabilities—0.3%	2,723,633

	Net Assets – 100.0%	$1,055,719,096

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents principal amount including inflation adjustments.
(†††††)	Security held in units. One unit represents a principal amount of 100. Amount shown represents principal amount including inflation adjustments.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2017, the net unrealized depreciation on investments based on a cost of $1,088,470,687 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,047,366
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(53,522,590)

	Net unrealized depreciation	$(35,475,224)

(b)	Security (or a portion thereof) has been designated to cover the Fund's obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(d)	Perpetual bond with no specified maturity date.
(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund's pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $3,097,049 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(g)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(i)	Fair valued by the Fund's adviser. At March 31, 2017, the value of this security amounted to $202,480 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	Treasury Inflation Protected Security (TIPS).
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $242,916,366 or 23.0% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/21/2017	Brazilian Real	6,025,000	$1,890,758	$(3,817)
Sell[2]	6/21/2017	Brazilian Real	33,470,000	10,503,512	(16,280)
Sell[3]	6/21/2017	British Pound	4,030,000	5,058,618	(144,783)
Buy[4]	6/21/2017	Colombian Peso	17,000,000,000	5,851,550	233,108
Buy[5]	6/21/2017	Euro	9,845,000	10,541,394	(147,165)
Sell[5]	6/21/2017	Euro	30,360,000	32,507,539	(259,132)
Buy[6]	6/21/2017	Japanese Yen	8,073,000,000	72,734,050	2,047,109
Sell[7]	6/21/2017	Mexican Peso	422,590,000	22,304,807	(1,256,029)
Sell[5]	6/21/2017	South African Rand	168,000,000	12,355,158	227,426
Buy[6]	6/21/2017	South Korean Won	2,293,469,000	2,052,713	73,810
Sell[7]	6/21/2017	Swedish Krona	15,530,000	1,739,666	(3,739)
Buy[6]	6/21/2017	Swiss Franc	7,320,000	7,341,793	52,553

Total					$803,061

At March 31, 2017, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
6/21/2017	Australian Dollar	33,235,000	Euro[6]	23,955,916	$294,976
6/21/2017	British Pound	3,605,000	Euro[4]	4,158,006	(73,015)
6/21/2017	Euro	7,181,121	Norwegian Krone[6]	65,820,000	(17,169)
6/21/2017	Hungarian Forint	1,366,740,000	Euro[8]	4,425,350	1,176
6/21/2017	Hungarian Forint	1,641,695,000	Euro[8]	5,305,930	(8,966)
6/21/2017	Japanese Yen	3,015,000,000	Euro[4]	25,020,705	(373,211)
6/21/2017	Norwegian Krone	65,820,000	Euro[6]	7,342,008	189,437

Total					$13,228

1 Counterparty is Deutsche Bank AG

2 Counterparty is Bank of America, N.A.

3 Counterparty is State Street Bank and Trust Company

4 Counterparty is Morgan Stanley & Co.

5 Counterparty is Citibank N.A.

6 Counterparty is Credit Suisse International

7 Counterparty is UBS AG

8 Counterparty is HSBC Bank USA

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro Bund	6/08/2017	165	$28,413,466	$(51,287)
Ultra Long U.S. Treasury Bond	6/21/2017	142	22,808,750	283,796
5 Year U.S. Treasury Note	6/30/2017	824	97,006,688	(169,437)

Total				$63,072

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2017	902	$112,355,375	$(173,293)
30 Year U.S. Treasury Bond	6/21/2017	265	39,973,594	295,812

Total				$122,519

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	42.4%
Banking	7.8
Mortgage Related	6.0
Local Authorities	3.1
Non-Agency Commercial Mortgage-Backed Securities	3.1
ABS Home Equity	2.9
ABS Other	2.6
Government Owned - No Guarantee	2.2
Life Insurance	2.2
Sovereigns	2.0
Electric	2.0
Other Investments, less than 2% each	21.1
Short-Term Investments	2.3

Total Investments	99.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	0.3

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

United States Dollar	43.2%
Euro	17.2
Japanese Yen	12.8
British Pound	5.8
Australian Dollar	3.7
Mexican Peso	3.4
Norwegian Krone	3.1
Canadian Dollar	2.5
Other, less than 2% each	8.0

Total Investments	99.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 95.3% of Net Assets

	Banking – 2.0%
$200,000	Credit Suisse AG, 6.500%, 8/08/2023, 144A	$219,579
200,000	Deutsche Bank AG, (fixed rate to 4/30/2020, variable rate thereafter), 6.250%(b)	189,500
200,000	Societe Generale S.A., (fixed rate to 1/27/2020, variable rate thereafter), 6.000%(b)	190,748
200,000	UBS Group AG, (fixed rate to 3/22/2021, variable rate thereafter), 6.875%(b)	207,750

		807,577

	Chemicals – 0.5%
200,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	201,500

	Treasuries – 92.8%
2,044,572	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(c)	1,946,285
779,495	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(c)	767,536
1,198,887	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(c)	1,217,109
2,694,665	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(c)	3,784,368
3,523,857	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(c)(d)	3,553,496
3,643,245	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(c)(d)	3,697,569
8,087,796	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(c)(d)	8,171,197
4,365,599	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(c)(d)	4,259,183
3,946,558	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(c)(d)	3,912,989
3,424,711	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(c)(d)	3,433,465
2,010,220	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(c)	2,001,492
1,443,818	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(c)	1,470,006

		38,214,695

	Total Bonds and Notes
	(Identified Cost $39,076,247)	39,223,772

Short-Term Investments – 4.5%
$1,851,908	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $1,851,942 on 4/03/2017 collateralized by $1,960,000 U.S. Treasury Note, 1.125% due 9/30/2021 valued at $1,893,697 including accrued interest (Note 2 of Notes to Financial Statements)	$1,851,908
20,000	U.S. Treasury Bills, 0.586%, 07/13/2017(e)(f)	19,956

	Total Short-Term Investments
	(Identified Cost $1,871,874)	1,871,864

	Total Investments – 99.8%
	(Identified Cost $40,948,121)(a)	41,095,636
	Other assets less liabilities—0.2%	72,845

	Net Assets – 100.0%	$41,168,481

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $41,070,943 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$236,026
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(211,333)

	Net unrealized appreciation	$24,693

(b)	Perpetual bond with no specified maturity date.
(c)	Treasury Inflation Protected Security (TIPS).
(d)	Security (or a portion thereof) has been designated to cover the Fund's obligations under open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $421,079 or 1.0% of net assets.

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2017	7	$871,938	$207

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

At March 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2017	24	$5,194,875	$(1,919)
Ultra 10 Year U.S. Treasury Note	6/21/2017	17	2,276,141	(2,354)
Ultra Long U.S. Treasury Bond	6/21/2017	7	1,124,375	1,857

Total				$(2,416)

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	92.8%
Banking	2.0
Chemicals	0.5
Short-Term Investments	4.5

Total Investments	99.8
Other assets less liabilities (including futures contracts)	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 79.5% of Net Assets

Non-Convertible Bonds – 67.7%
	Aerospace & Defense – 1.9%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$99,358
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,115,187
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	118,620
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,217,425
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	2,004,500
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,902,000
2,610,000	Textron Financial Corp., 2.774%, 2/15/2067, 144A(b)	1,970,550
625,000	TransDigm, Inc., 6.500%, 5/15/2025	630,469

		14,058,109

	Airlines – 1.8%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,590,000
334,743	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	344,785
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	837,338
160,737	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	171,586
21,655	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	22,578
331,430	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	338,877
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,201,750
196,924	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	197,542
1,121,847	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,235,198
234,134	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	252,865
1,967,969	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,054,068
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,841,875
140,955	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	143,075
199,139	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	202,158

		13,433,695

	Automotive – 0.9%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,030,000

	Automotive – continued
$2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$2,278,100
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,698,494

		7,006,594

	Banking – 1.3%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(c)	942,450
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,191,380
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(c)	168,000
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,631,781
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	109,494
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(c)	1,620,737
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(c)	79,262

		9,743,104

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	334,250
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,697,320

		2,031,570

	Building Materials – 1.1%
4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	4,081,719
670,000	Masco Corp., 6.500%, 8/15/2032	790,742
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,520,825

		8,393,286

	Cable Satellite – 1.6%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	128,438
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	61,800
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	71,838
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,303,600
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	315,000
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,202,944
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,396,950
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,820,971
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,999,500
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	154,068

		12,455,109

	Chemicals – 2.7%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,055,750
1,060,000	GCP Applied Technologies, Inc., 9.500%, 2/01/2023, 144A	1,203,100

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Chemicals – continued
$4,738,000	Hercules LLC, 6.500%, 6/30/2029(d)(e)	$4,554,403
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(d)(f)	1,307,640
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(d)(f)	1,426,140
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,392,500
4,680,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	5,370,300
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,704,204

		20,014,037

	Construction Machinery – 0.7%
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,411,100
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,418,600
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,188,450

		5,018,150

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	139,725
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,077,935

		2,217,660

	Electric – 0.7%
455,000	AES Corp. (The), 4.875%, 5/15/2023	452,725
200,000	AES Corp. (The), 5.500%, 4/15/2025	203,000
340,000	Dynegy, Inc., 5.875%, 6/01/2023	311,525
665,000	Dynegy, Inc., 7.625%, 11/01/2024	635,075
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,155,000
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,502,900

		5,260,225

	Finance Companies – 2.7%
1,000,000	AGFC Capital Trust I, 2.772%, 1/15/2067, 144A(b)	491,250
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	253,072
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	64,649
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	354,061
3,980,000	iStar, Inc., 4.875%, 7/01/2018	4,004,875
1,190,000	iStar, Inc., 5.000%, 7/01/2019	1,197,438
1,900,000	iStar, Inc., 6.500%, 7/01/2021	1,952,250
1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	2,003,840
1,365,000	Navient Corp., MTN, 6.125%, 3/25/2024	1,300,162
115,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	115,431
325,000	Navient LLC, MTN, 7.250%, 1/25/2022	337,496

	Finance Companies – continued
$5,550,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	$4,315,125
3,205,000	Springleaf Finance Corp., 5.250%, 12/15/2019	3,233,044
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	848,269

		20,470,962

	Food & Beverage – 0.1%
1,081,000	Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,114,781

	Government Guaranteed – 0.4%
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,381,593

	Government Owned – No Guarantee – 0.1%
900,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	742,680
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	379,041

		1,121,721

	Healthcare – 6.1%
1,080,000	BioScrip, Inc., 8.875%, 2/15/2021	928,444
6,945,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	5,972,700
2,825,000	HCA, Inc., 5.875%, 5/01/2023	3,051,000
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,170,169
4,660,000	HCA, Inc., 7.500%, 11/06/2033	5,096,875
1,815,000	HCA, Inc., 7.690%, 6/15/2025	2,066,831
375,000	HCA, Inc., 8.360%, 4/15/2024	442,031
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,309,444
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	4,267,344
2,475,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	2,595,656
1,465,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	1,488,806
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	540,826
2,055,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	2,019,038
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	8,861,405
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,456,031
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,624,235

		45,890,835

	Home Construction – 1.5%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	309,750
2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022, 144A	2,414,475
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(d)(e)	712,215
595,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	493,850
3,060,000	Lennar Corp., 4.500%, 6/15/2019	3,144,150
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	392,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,497,750

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Home Construction – continued
$1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	$1,030,000

		10,994,190

	Independent Energy – 8.3%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	516,767
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	452,781
2,840,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	2,939,400
470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	424,175
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	765,600
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	4,658,362
647,000	California Resources Corp., 5.500%, 9/15/2021	478,780
106,000	California Resources Corp., 6.000%, 11/15/2024	74,200
2,505,000	California Resources Corp., 8.000%, 12/15/2022, 144A	2,035,312
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	900,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	2,835,000
630,000	Continental Resources, Inc., 3.800%, 6/01/2024	585,900
325,000	Continental Resources, Inc., 4.500%, 4/15/2023	316,264
2,040,000	Continental Resources, Inc., 5.000%, 9/15/2022	2,060,400
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023	6,987,000
1,230,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	1,207,860
405,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	344,250
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,135,063
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	8,202,675
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(f)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(f)(g)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	553,920
340,000	Range Resources Corp., 5.000%, 8/15/2022, 144A	336,600
5,250,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	2,703,750
538,000	RSP Permian, Inc., 6.625%, 10/01/2022	566,245
1,140,000	Sanchez Energy Corp., 6.125%, 1/15/2023	1,057,350
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,200,150

	Independent Energy – continued
$545,000	SM Energy Co., 5.625%, 6/01/2025	$521,565
572,000	SM Energy Co., 6.125%, 11/15/2022	576,290
145,000	SM Energy Co., 6.500%, 11/15/2021	148,625
1,000,000	SM Energy Co., 6.500%, 1/01/2023	1,015,000
2,495,000	Southwestern Energy Co., 4.100%, 3/15/2022	2,332,825
660,000	Southwestern Energy Co., 5.800%, 1/23/2020	666,188
6,345,000	Southwestern Energy Co., 6.700%, 1/23/2025	6,249,825
4,526,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	4,514,685
2,005,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	1,984,950
1,690,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,681,550

		63,029,307

	Industrial Other – 0.3%
1,340,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	1,400,300
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	654,050

		2,054,350

	Life Insurance – 0.4%
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,363,850
280,000	Metlife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	386,750

		2,750,600

	Local Authorities – 0.2%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,657,291

	Media Entertainment – 0.4%
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	760,000
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,419,862
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	792,578

		2,972,440

	Metals & Mining – 6.1%
4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(d)(f)(g)(i)	1,659
500,000	AK Steel Corp., 7.625%, 10/01/2021	521,875
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,578,968
3,000,000	ArcelorMittal, 6.000%, 8/05/2020	3,232,500
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,969,250
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	2,044,086
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(d)(e)(g)	106,313
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,671,562
12,000,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	10,155,000

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$785,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020, 144A	$802,662
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	4,049,100
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	565,763
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	2,034,375
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	833,000
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	3,540,000
750,000	United States Steel Corp., 7.375%, 4/01/2020	806,250
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,822,600

		45,734,963

	Midstream – 1.2%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	810,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,930,495
5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,758,165
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	822,167

		9,320,827

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
320,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(b)	320,248
1,423,758	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(d)(e)	1,441,555

		1,761,803

	Oil Field Services – 2.3%
3,255,000	FTS International, Inc., 6.250%, 5/01/2022	2,807,438
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(d)(e)(g)	239,400
3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(d)(e)(g)	552,960
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	5,505,500
1,797,317	Precision Drilling Corp., 6.625%, 11/15/2020	1,806,303
5,675,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,859,437
530,000	Transocean, Inc., 6.800%, 3/15/2038	435,925

		17,206,963

	Packaging – 0.3%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	345,050

	Packaging – continued
$1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	$1,939,800

		2,284,850

	Property & Casualty Insurance – 0.6%
1,920,000	MBIA Insurance Corp., 12.283%, 1/15/2033, 144A(j)	902,400
3,245,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(c)	3,309,900

		4,212,300

	Railroads – 0.0%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)(e)	292,010
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(d)(e)	29,595

		321,605

	Restaurants – 0.1%
405,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	528,356

	Retailers – 1.5%
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,974,924
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	503,750
1,925,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,905,750
675,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	688,500
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	125,813
1,265,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,366,200
3,005,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	634,806
4,499,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	3,970,367

		11,170,110

	Supermarkets – 3.6%
6,060,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,741,850
2,865,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,793,375
10,375,000	New Albertson’s, Inc., 8.000%, 5/01/2031	10,037,812
5,625,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,568,750
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	984,500
825,000	Safeway, Inc., 3.950%, 8/15/2020	798,188
1,570,000	SUPERVALU, Inc., 7.750%, 11/15/2022	1,540,563

		27,465,038

	Technology – 1.9%
874,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	930,810
1,499,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,648,900

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	$4,599,425
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,531,150
1,000,000	Micron Technology, Inc., 5.500%, 2/01/2025	1,037,500
2,210,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	2,538,737
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	12,586

		14,299,108

	Transportation Services – 0.3%
3,285,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	2,402,156
78,571	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(k)	78,571

		2,480,727

	Treasuries – 8.9%
2,385,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	2,504,122
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	300,369
270,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	191,537
170,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	119,817
40,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	28,058
490,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	342,546
635,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	443,167
60,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	41,929
1,540,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	1,073,262
24,750,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	163,380
50,205,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	318,712
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	610,626

	Treasuries – continued
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	$1,701,964
1,595,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	8,979,827
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	442,499
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	3,078,777
15,955,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	11,786,331
1,575,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	204,316
1,590,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	185,996
2,260,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	284,799
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,351,993
20,850,000	U.S. Treasury Note, 0.750%, 1/31/2018	20,799,501
12,000,000	U.S. Treasury Note, 1.000%, 11/30/2018	11,958,744

		66,912,272

	Wireless – 1.4%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,491,917
7,280,000	Sprint Capital Corp., 6.875%, 11/15/2028	7,689,500
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	258,538
605,000	Sprint Communications, Inc., 6.000%, 11/15/2022	618,612
760,000	Sprint Corp., 7.125%, 6/15/2024	811,300

		10,869,867

	Wirelines – 5.5%
1,350,000	CenturyLink, Inc., 7.650%, 3/15/2042	1,186,313
1,495,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,321,670
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	379,225
2,460,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,579,925
1,539,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	1,477,440
1,945,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,609,488
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	374,325
4,851,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,983,059
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	874,940
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,236,000
940,000	Frontier Communications Corp., 11.000%, 9/15/2025	914,150
1,160,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	1,200,600

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$200,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(g)	$66,250
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(g)	307,238
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(g)	730,891
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	759,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,428,281
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	4,998,750
645,000	Qwest Corp., 7.250%, 9/15/2025	704,995
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,395,976
2,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,791,662
2,140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,162,727
2,595,000	Uniti Group, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,737,725
610,000	Windstream Services LLC, 7.500%, 6/01/2022	594,750
4,740,000	Windstream Services LLC, 7.500%, 4/01/2023	4,455,600
260,000	Windstream Services LLC, 7.750%, 10/15/2020	263,900
375,000	Windstream Services LLC, 7.750%, 10/01/2021	369,375

		41,904,255

	Total Non-Convertible Bonds
	(Identified Cost $501,642,010)	511,542,653

Convertible Bonds – 11.3%

	Aerospace & Defense – 0.3%
1,895,000	RTI International Metals, Inc., 1.625%, 10/15/2019	2,200,569

	Automotive – 0.3%
2,331,000	Navistar International Corp., 4.500%, 10/15/2018	2,291,664
195,000	Navistar International Corp., 4.750%, 4/15/2019	187,200

		2,478,864

	Building Materials – 0.8%
3,510,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	3,295,013
2,050,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	2,117,906
770,000	KB Home, 1.375%, 2/01/2019	788,769

		6,201,688

	Cable Satellite – 1.7%
10,465,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	12,643,028

	Consumer Products – 0.4%
$3,622,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	$3,422,790

	Diversified Manufacturing – 0.4%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,811,278

	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	493,106

	Healthcare – 0.5%
1,465,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	1,727,784
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	1,845,063

		3,572,847

	Leisure – 0.4%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,913,330

	Midstream – 0.5%
26,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	25,610
3,590,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	3,717,894

		3,743,504

	Pharmaceuticals – 0.2%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	254,109
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	365,994
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	698,906
255,000	Ironwood Pharmaceuticals, Inc., 2.250%, 6/15/2022	316,997

		1,636,006

	Property & Casualty Insurance – 1.1%
6,242,000	Old Republic International Corp., 3.750%, 3/15/2018	8,305,761

	Technology – 4.6%
3,565,000	Ciena Corp., 0.875%, 6/15/2017	3,549,403
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,402,700
1,984,000	Intel Corp., 3.250%, 8/01/2039	3,465,800
41,605	Liberty Interactive LLC, 3.500%, 1/15/2031	40,547
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	11,094,188
9,615,000	Nuance Communications, Inc., 1.000%, 12/15/2035	9,146,557
425,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	424,203
989,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,014,343
830,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	923,375

		35,061,116

	Total Convertible Bonds
	(Identified Cost $72,151,140)	85,483,887

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 0.5%

	District of Columbia – 0.1%
$540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	$731,052

	Puerto Rico – 0.4%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(g)	2,641,200

	Total Municipals
	(Identified Cost $4,113,030)	3,372,252

	Total Bonds and Notes
	(Identified Cost $577,906,180)	600,398,792

Loan Participations – 0.1%

	ABS Other – 0.1%
557,885	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(d)(e) (Identified Cost $562,070)	554,399

Senior Loans – 0.5%

	Chemicals – 0.2%
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(b)	1,605,975

	Financial Other – 0.1%
725,200	DBRS Ltd., Term Loan, 6.304%, 3/04/2022(b)	690,151

	Media Entertainment – 0.0%
6,813	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(b)	6,915

	Oil Field Services – 0.1%
436,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	378,637
155,974	Petroleum Geo-Services ASA, New Term Loan B, 3.647%, 3/19/2021(b)	128,289

		506,926

	Other Utility – 0.1%
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(b)	323,375

	Retailers – 0.0%
301,886	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	288,301

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)(d)(e)	112,243

	Transportation Services – 0.0%
139,839	OSG Bulk Ships, Inc., OBS Term Loan, 5.290%, 8/05/2019(b)	138,441

	Total Senior Loans
	(Identified Cost $3,788,325)	3,672,327

Shares	Description	Value (†)

Common Stocks – 6.7%

	Automobiles – 1.3%
876,900	Ford Motor Co.	$10,207,116

	Electronic Equipment, Instruments & Components – 4.0%
1,119,766	Corning, Inc.	30,233,682

	Energy Equipment & Services – 0.0%
142,224	Hercules Offshore, Inc.(d)(e)(j)(m)	—

	Internet Software & Services – 0.0%
2,154	Dex Media, Inc.(d)(f)(j)	5,816

	Oil, Gas & Consumable Fuels – 0.0%
2,846	Chesapeake Energy Corp.(j)	16,905
588	Pacific Exploration and Production Corp.(j)	18,792
78,750	Rex Energy Corp.(j)	36,973

		72,670

	Pharmaceuticals – 0.5%
64,900	Bristol-Myers Squibb Co.	3,529,262

	Semiconductors & Semiconductor Equipment – 0.9%
183,447	Intel Corp.	6,616,933

	Total Common Stocks
	(Identified Cost $44,335,333)	50,665,479

Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.5%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	171,120

	Communications – 0.0%
942	Cincinnati Bell, Inc., 6.750%	46,648

	Electric – 0.1%
17,119	AES Trust III, 6.750%	874,781

	Energy – 0.7%
98,558	El Paso Energy Capital Trust I, 4.750%	4,927,900

	Midstream – 0.4%
12,537	Chesapeake Energy Corp., 5.000%	802,368
3,000	Chesapeake Energy Corp., 5.750%, 144A	1,942,500
160	Chesapeake Energy Corp., Series A, 5.750%, 144A	103,600
30	Chesapeake Energy Corp., 5.750%	19,425

		2,867,893

	REITs – Mortgage – 0.2%
37,475	iStar, Inc., Series J, 4.500%	1,898,108

	Technology – 0.1%
9,507	Belden, Inc., 6.750%	922,179

	Total Convertible Preferred Stocks
	(Identified Cost $10,423,635)	11,708,629

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	$464,760

	Finance Companies – 0.1%
5,300	iStar, Inc., Series F, 7.800%	130,009
2,575	iStar, Inc., Series G, 7.650%	62,573
12,475	SLM Corp., Series A, 6.970%	632,482

		825,064

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	678,209

	REITs – Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	255,252

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,818,099)	2,223,285

	Total Preferred Stocks
	(Identified Cost $12,241,734)	13,931,914

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(d)(f)(j) (Identified Cost $0)	—

Principal Amount (‡)

Short-Term Investments – 10.6%
$52,291	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $52,291 on 4/03/2017 collateralized by $53,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $53,406 including accrued interest (Note 2 of Notes to Financial Statements)	52,291
68,297,985	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $68,299,237 on 4/03/2017 collateralized by $68,940,000 U.S. Treasury Note, 2.125% due 6/30/2022 valued at $69,666,214 including accrued interest (Note 2 of Notes to Financial Statements)	68,297,985
12,000,000	U.S. Treasury Bills, 0.642%, 06/22/2017(l)	11,979,936

	Total Short-Term Investments
	(Identified Cost $80,332,742)	80,330,212

	Total Investments – 99.2%
	(Identified Cost $719,166,384)(a)	749,553,123
	Other assets less liabilities—0.8%	5,829,900

	Net Assets – 100.0%	$755,383,023

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $720,124,859 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$80,694,520
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(51,266,256)

	Net unrealized appreciation	$29,428,264

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $15,312,374 or 2.0% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $2,819,826 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Non-income producing security.
(k)	Maturity has been extended under the terms of a plan of reorganization.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	Escrow shares.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $154,745,233 or 20.5% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
SLM	Sallie Mae
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	8.9%
Independent Energy	8.3
Technology	6.6
Healthcare	6.6
Metals & Mining	6.1
Wirelines	5.5
Electronic Equipment, Instruments & Components	4.0
Supermarkets	3.6
Cable Satellite	3.3
Finance Companies	2.9
Chemicals	2.9
Oil Field Services	2.4
Aerospace & Defense	2.2
Midstream	2.1
Other Investments, less than 2% each	23.2
Short-Term Investments	10.6

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.2% of Net Assets

Non-Convertible Bonds – 78.8%

	ABS Home Equity – 0.0%
$42,160	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.065%, 7/25/2035(b)(c)	$38,908

	ABS Other – 3.4%
2,773,340	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)(e)	2,741,447
9,498,613	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	9,675,843
544,588	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	559,665
316,017	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	304,120
721,931	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	726,800

		14,007,875

	Aerospace & Defense – 0.3%
480,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	495,110
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	579,682

		1,074,792

	Airlines – 1.8%
292,419	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	301,192
495,375	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	510,528
122,101	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	130,343
78,077	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	81,981
85,614	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	89,607
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	871,637
626,947	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	689,642
720,741	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	825,249
1,559,898	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	1,719,054
736,162	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	773,890

	Airlines – continued
$455,197	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	$525,752
864,732	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	907,969

		7,426,844

	Automotive – 3.0%
840,000	Cummins, Inc., 5.650%, 3/01/2098	890,970
10,935,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	11,168,561
540,000	General Motors Co., 5.200%, 4/01/2045	529,315

		12,588,846

	Banking – 9.0%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,875,000
800,000	Bank of America Corp., 5.490%, 3/15/2019	846,699
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	406,168
683,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	685,482
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	836,093
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	761,588
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,502,974
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,135,472
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,786,317
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	715,491
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,187,700
300,000	JPMorgan Chase & Co., EMTN, 0.817%, 5/30/2017, (GBP)(b)	375,678
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,432,829
665,000	Morgan Stanley, 2.500%, 1/24/2019	671,560
615,000	Morgan Stanley, 3.950%, 4/23/2027	609,089
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,244,494
840,000	Morgan Stanley, 5.750%, 1/25/2021	932,447
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,166,506
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,619,832
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	432,056
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	956,589
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,853,797
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	345,355
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(f)	1,999,159

		37,378,375

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Brokerage – 1.2%
$3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	$3,463,433
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	981,608
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	494,335
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	91,327

		5,030,703

	Building Materials – 0.9%
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,192,015
285,000	Masco Corp., 7.750%, 8/01/2029	366,440
1,712,000	Owens Corning, 7.000%, 12/01/2036	2,094,074

		3,652,529

	Cable Satellite – 0.1%
15,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	14,124
185,000	Time Warner Cable LLC, 5.500%, 9/01/2041	189,726

		203,850

	Chemicals – 0.8%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	3,077,362
140,000	Methanex Corp., 5.250%, 3/01/2022	146,678

		3,224,040

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	564,426
4,279	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020(c)	4,454

		568,880

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	515,444

	Diversified Manufacturing – 2.5%
65,000	General Electric Co., GMTN, 3.100%, 1/09/2023	66,809
12,895,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	9,147,865
286,000	General Electric Co., Series A, MTN, 1.323%, 5/13/2024(b)	276,774
592,000	Snap-on, Inc., 6.700%, 3/01/2019	645,240

		10,136,688

	Electric – 2.2%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	1,420,862
818,032	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(d)(e)	270,973
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	468,000
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,710,050
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	750,751

	Electric – continued
$1,322,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	$1,506,712
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	657,073
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,458,640

		9,243,061

	Finance Companies – 2.6%
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	937,419
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,241,181
875,000	Navient Corp., MTN, 6.125%, 3/25/2024	833,437
490,000	Navient LLC, 4.875%, 6/17/2019	501,638
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,103,635
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	129,968
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	164,724
507,000	Navient LLC, MTN, 7.250%, 1/25/2022	526,494
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	764,283
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	616,346

		10,819,125

	Government Guaranteed – 1.1%
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,029,466
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	527,299

		4,556,765

	Government Owned – No Guarantee – 0.5%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	880,084
705,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	667,988
625,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	515,750

		2,063,822

	Health Insurance – 0.0%
15,000	Cigna Corp., 7.875%, 5/15/2027	20,073

	Healthcare – 0.6%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	711,054
1,520,000	HCA, Inc., 4.500%, 2/15/2027	1,520,000
42,000	HCA, Inc., 5.875%, 3/15/2022	46,200
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	255,490

		2,532,744

	Home Construction – 0.9%
2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,485,280
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,132,625

		3,617,905

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Hybrid ARMs – 0.0%
$22,950	FNMA, 2.802%, 2/01/2037(b)	$23,875
30,708	FNMA, 3.123%, 9/01/2036(b)	32,720

		56,595

	Independent Energy – 1.6%
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	45,942
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	41,895
450,000	Continental Resources, Inc., 3.800%, 6/01/2024	418,500
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	77,850
1,632,000	EQT Corp., 6.500%, 4/01/2018	1,703,403
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,542,227
1,805,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,829,552

		6,659,369

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	545,594

	Life Insurance – 2.5%
50,000	American International Group, Inc., 4.125%, 2/15/2024	51,288
71,000	American International Group, Inc., 4.875%, 6/01/2022	76,851
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(d)(e)	2,032,021
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	2,902,714
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,419,816
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,855,175

		10,337,865

	Local Authorities – 1.1%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,894,228
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,699,446

		4,593,674

	Media Entertainment – 0.5%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	253,669
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	737,277
50,000	Viacom, Inc., 4.375%, 3/15/2043	43,339
845,000	Viacom, Inc., 5.250%, 4/01/2044	828,746
305,000	Viacom, Inc., 5.850%, 9/01/2043	321,234

		2,184,265

	Metals & Mining – 1.7%
319,000	ArcelorMittal, 7.000%, 2/25/2022	362,824
1,750,000	ArcelorMittal, 7.500%, 3/01/2041	1,958,600
387,000	ArcelorMittal, 7.750%, 10/15/2039	439,245
1,717,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020, 144A	1,755,633

	Metals & Mining – continued
$1,571,000	United States Steel Corp., 7.500%, 3/15/2022	$1,631,876
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	963,950

		7,112,128

	Midstream – 2.2%
159,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	168,540
1,265,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,542,644
1,330,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	1,313,999
152,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	168,625
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	654,279
3,760,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,980,148
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	61,579
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	615,000
500,000	Williams Partners LP, 3.350%, 8/15/2022	499,154

		9,003,968

	Mortgage Related – 0.0%
277	FHLMC, 10.000%, with various maturities in 2018(g)	286
736	FNMA, 6.000%, 12/01/2018	831
252	GNMA, 10.000%, 5/15/2018	253

		1,370

	Natural Gas – 0.4%
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,738,741

	Non-Agency Commercial Mortgage-Backed Securities – 1.5%
298,567	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.715%, 6/15/2039(b)	298,411
699,630	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.958%, 9/15/2039(b)	702,996
306,789	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	308,129
741,296	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	745,167
87,873	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.949%, 8/10/2045(b)	87,783
381,763	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	287,896
391,578	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.841%, 6/15/2049(b)	391,706

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$454,687	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.301%, 1/11/2043(b)	$465,821
3,515,000	Original Wempi, Inc., 4.309%, 2/13/2024, (CAD)	2,766,115
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.641%, 3/15/2044, 144A(b)	97,137

		6,151,161

	Packaging – 0.4%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,759,600

	Paper – 0.3%
704,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	913,074
175,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	217,449
133,000	WestRock MWV LLC, 8.200%, 1/15/2030	180,025

		1,310,548

	Property & Casualty Insurance – 0.9%
87,000	MBIA Insurance Corp., 12.283%, 1/15/2033, 144A(h)	40,890
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,742,467
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,800,177

		3,583,534

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)(e)	133,916

	REITs – Office Property – 0.2%
816,000	Highwoods Realty LP, 7.500%, 4/15/2018	861,721

	REITs – Single Tenant – 0.1%
109,000	Realty Income Corp., 5.750%, 1/15/2021	119,992
270,000	Realty Income Corp., 6.750%, 8/15/2019	298,519

		418,511

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	504,799

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	50,325

	Sovereigns – 2.3%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,743,505
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,824,435
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,879,228

	Sovereigns – continued
$2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	$2,272,319

		9,719,487

	Supermarkets – 0.7%
171,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	194,938
272,000	New Albertson’s, Inc., 7.450%, 8/01/2029	257,720
230,000	New Albertson’s, Inc., 7.750%, 6/15/2026	224,250
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	983,947
167,000	New Albertson’s, Inc., 8.700%, 5/01/2030	165,330
65,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	58,175
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,057,685

		2,942,045

	Supranational – 0.6%
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,387,678

	Technology – 1.4%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,262,795
990,000	KLA-Tencor Corp., 5.650%, 11/01/2034	1,058,549
37,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	38,806
209,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	245,481
1,125,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	1,233,281

		5,838,912

	Transportation Services – 0.2%
76,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	55,575
717,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	870,221

		925,796

	Treasuries – 23.3%
30,366,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	22,682,536
26,800,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	20,605,277
51,425,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	339,466
87,450,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	555,151
255,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,415,543
265,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,454,905
737,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,151,552
175,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,032,497
1,165,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	7,319,950
1,675,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,237,362

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
10,896,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	$1,413,478
28,844,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	3,374,125
15,641,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,971,033
3,986,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,209,576
10,035,000	U.S. Treasury Note, 0.750%, 10/31/2017	10,023,239
13,000,000	U.S. Treasury Note, 0.750%, 4/30/2018	12,949,729
5,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	4,968,165

		96,703,584

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	529,165
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	188,012
66,000	Sprint Communications, Inc., 6.000%, 11/15/2022	67,485
25,000	Sprint Corp., 7.125%, 6/15/2024	26,688

		811,350

	Wirelines – 5.4%
1,985,000	AT&T, Inc., 2.625%, 12/01/2022	1,939,587
1,585,000	AT&T, Inc., 3.000%, 2/15/2022	1,581,342
1,860,000	AT&T, Inc., 3.950%, 1/15/2025	1,875,691
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,523,677
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	180,420
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,519,699
926,000	Embarq Corp., 7.995%, 6/01/2036	921,370
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(i)	77,834
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(i)	34,804
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	400,900
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,848,131
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,409,162
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	438,652
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,507,395
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	627,246
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,486,848

		22,372,758

	Total Non-Convertible Bonds
	(Identified Cost $334,534,950)	327,410,563

Convertible Bonds – 3.8%

	Midstream – 0.0%
$8,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$7,880

	Property & Casualty Insurance – 2.1%
6,526,000	Old Republic International Corp., 3.750%, 3/15/2018	8,683,659

	Technology – 1.7%
1,967,000	Intel Corp., 3.250%, 8/01/2039	3,436,103
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	851,486
2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	2,940,241

		7,227,830

	Total Convertible Bonds
	(Identified Cost $11,399,940)	15,919,369

Municipals – 0.6%

	Illinois – 0.1%
315,000	State of Illinois, 5.100%, 6/01/2033	287,412

	Michigan – 0.2%
715,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	699,814

	Virginia – 0.3%
1,595,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,336,642

	Total Municipals
	(Identified Cost $2,549,780)	2,323,868

	Total Bonds and Notes
	(Identified Cost $348,484,670)	345,653,800

Shares

Common Stocks – 5.0%

	Automobiles – 0.3%
91,715	Ford Motor Co.	1,067,563

	Electronic Equipment, Instruments & Components – 4.7%
721,200	Corning, Inc.	19,472,400

	Total Common Stocks
	(Identified Cost $10,079,758)	20,539,963

Preferred Stocks – 0.8%

Convertible Preferred Stocks – 0.4%

	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	853,273

	Energy – 0.1%
15,775	El Paso Energy Capital Trust I, 4.750%	788,750

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Midstream – 0.1%
4,353	Chesapeake Energy Corp., 5.000%	$278,592

	Total Convertible Preferred Stocks
	(Identified Cost $1,679,488)	1,920,615

Non-Convertible Preferred Stocks – 0.4%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	10,523
2,360	Union Electric Co., 4.500%	229,463

		239,986

	Metals & Mining – 0.3%
31,440	Arconic, Inc., 5.375%	1,290,612

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,585,757)	1,530,598

	Total Preferred Stocks
	(Identified Cost $3,265,245)	3,451,213

Principal Amount (‡)

Short-Term Investments – 10.0%
$20,000,000	Federal Home Loan Bank Discount Notes, 0.520%, 4/10/2017(j)	19,997,320
3,221	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $3,221 on 4/03/2017 collateralized by $3,300 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,319 including accrued interest (Note 2 of Notes to Financial Statements)	3,221
14,069,717	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $14,069,975 on 4/03/2017 collateralized by $14,675,000 U.S. Treasury Note, 1.250% due 3/31/2021 valued at $14,351,695 including accrued interest (Note 2 of Notes to Financial Statements)	14,069,717
7,500,000	U.S. Treasury Bills, 0.642%, 06/22/2017(j)	7,487,460

	Total Short-Term Investments
	(Identified Cost $41,559,376)	41,557,718

	Total Investments – 99.0%
	(Identified Cost $403,389,049)(a)	411,202,694
	Other assets less liabilities—1.0%	4,085,473

	Net Assets – 100.0%	$415,288,167

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $404,949,500 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,538,860
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(27,285,666)

	Net unrealized appreciation	$6,253,194

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Fair valued by the Fund's adviser. At March 31, 2017, the value of these securities amounted to $43,362 or less than 0.1% of net assets.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund's pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $11,538,194 or 2.8% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Perpetual bond with no specified maturity date.
(g)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	Non-income producing security.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $53,256,677 or 12.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	23.3%
Banking	9.2
Wirelines	5.4
Electronic Equipment, Instruments & Components	4.7
ABS Other	3.4
Technology	3.1
Automotive	3.0
Property & Casualty Insurance	3.0
Finance Companies	2.6
Life Insurance	2.5
Diversified Manufacturing	2.5
Sovereigns	2.3
Electric	2.3
Midstream	2.3
Metals & Mining	2.0
Other Investments, less than 2% each	17.4
Short-Term Investments	10.0

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

United States Dollar	71.5%
Canadian Dollar	14.1
New Zealand Dollar	4.0
Mexican Peso	3.9
Other, less than 2% each	5.5

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	Core Disciplined Alpha Bond Fund	Fixed Income Fund	Global Bond Fund
ASSETS
Investments at cost	$30,454,497	$1,066,127,691	$1,083,258,262
Net unrealized appreciation (depreciation)	84,156	3,344,332	(30,262,799)

Investments at value	30,538,653	1,069,472,023	1,052,995,463
Cash	204,955	87,860	—
Due from brokers (Note 2)	—	—	2,220,000
Foreign currency at value (identified cost $0, $0 and $13,134,361, respectively)	—	—	13,092,000
Receivable for Fund shares sold	—	220,000	1,904,858
Receivable from investment adviser (Note 6)	1,679	—	—
Receivable for securities sold	614,401	1,629,640	9,989,173
Receivable for when-issued/delayed delivery securities sold (Note 2)	1,920,882	—	21,757,573
Collateral received for open forward foreign currency contracts (Note 4)	—	—	2,820,000
Dividends and interest receivable	124,281	13,500,281	8,484,543
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	3,119,595
Tax reclaims receivable	406	22,309	—
Receivable from distributor (Note 6d)	—	—	23,261
Prepaid expenses (Note 8)	4	507	596

TOTAL ASSETS	33,405,261	1,084,932,620	1,116,407,062

LIABILITIES
Payable for securities purchased	1,878,173	3,159,069	9,467,279
Payable for when-issued/delayed delivery securities purchased (Note 2)	6,359,087	—	43,494,707
Payable for Fund shares redeemed	—	1,610,000	1,519,953
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	2,303,306
Foreign taxes payable (Note 2)	—	—	58,452
Due to brokers (Note 2)	—	—	2,820,000
Payable for variation margin on futures contracts (Note 2)	—	—	60,239
Management fees payable (Note 6)	—	468,144	529,463
Deferred Trustees’ fees (Note 6)	1,381	172,827	264,121
Administrative fees payable (Note 6)	953	41,311	40,603
Other accounts payable and accrued expenses	32,332	48,668	129,843

TOTAL LIABILITIES	8,271,926	5,500,019	60,687,966

NET ASSETS	$25,133,335	$1,079,432,601	$1,055,719,096

NET ASSETS CONSIST OF:
Paid-in capital	$25,143,807	$1,055,173,009	$1,119,369,723
Undistributed (Distributions in excess of) net investment income	(7,158)	5,390,873	4,594,391
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(87,470)	15,497,117	(38,908,496)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	84,156	3,371,602	(29,336,522)

NET ASSETS	$25,133,335	$1,079,432,601	$1,055,719,096

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$25,133,335	$1,079,432,601	$511,357,715

Shares of beneficial interest	2,514,415	80,627,080	32,601,764

Net asset value, offering and redemption price per share	$10.00	$13.39	$15.68

Retail Class:
Net assets	$—	$—	$288,546,337

Shares of beneficial interest	—	—	18,673,814

Net asset value, offering and redemption price per share	$—	$—	$15.45

Class N shares:
Net assets	$—	$—	$255,815,044

Shares of beneficial interest	—	—	16,271,890

Net asset value, offering and redemption price per share	$—	$—	$15.72

See accompanying notes to financial statements.

|  52

Statements of Assets and Liabilities – continued

March 31, 2017 (Unaudited)

	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$40,948,121	$719,166,384	$403,389,049
Net unrealized appreciation	147,515	30,386,739	7,813,645

Investments at value	41,095,636	749,553,123	411,202,694
Cash	—	965,217	—
Due from brokers (Note 2)	67,000	—	—
Foreign currency at value (identified cost $0, $11 and $108,919, respectively)	—	11	106,945
Receivable for Fund shares sold	51,237	—	—
Receivable for securities sold	—	290,863	373,065
Dividends and interest receivable	86,544	9,220,590	3,931,201
Tax reclaims receivable	—	5,882	6,146
Receivable for variation margin on futures contracts (Note 2)	754	—	—
Prepaid expenses (Note 8)	11	292	199

TOTAL ASSETS	41,301,182	760,035,978	415,620,250

LIABILITIES
Payable for securities purchased	—	3,707,372	—
Payable for Fund shares redeemed	1,309	348,506	—
Management fees payable (Note 6)	9,827	396,312	147,942
Deferred Trustees’ fees (Note 6)	89,144	124,189	127,925
Administrative fees payable (Note 6)	1,536	28,928	15,649
Payable to distributor (Note 6d)	404	76	—
Other accounts payable and accrued expenses	30,481	47,572	40,567

TOTAL LIABILITIES	132,701	4,652,955	332,083

NET ASSETS	$41,168,481	$755,383,023	$415,288,167

NET ASSETS CONSIST OF:
Paid-in capital	$43,346,813	$720,007,813	$407,548,359
Undistributed (Distributions in excess of) net investment income	(136,841)	523,824	6,819
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(2,186,797)	4,442,398	(99,305)
Net unrealized appreciation on investments, futures contracts and foreign currency translations	145,306	30,408,988	7,832,294

NET ASSETS	$41,168,481	$755,383,023	$415,288,167

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$38,541,872	$755,383,023	$415,288,167

Shares of beneficial interest	3,693,946	111,171,330	34,319,386

Net asset value, offering and redemption price per share	$10.43	$6.79	$12.10

Retail Class:
Net assets	$1,391,512	$—	$—

Shares of beneficial interest	133,532	—	—

Net asset value, offering and redemption price per share	$10.42	$—	$—

Class N shares:
Net assets	$1,235,097	$—	$—

Shares of beneficial interest	118,353	—	—

Net asset value, offering and redemption price per share	$10.44	$—	$—

See accompanying notes to financial statements.

53  |

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	Core Disciplined Alpha Bond Fund(a)	Fixed Income Fund	Global Bond Fund
INVESTMENT INCOME
Interest	$173,932	$26,343,524	$14,598,082
Dividends	—	1,654,111	—
Less net foreign taxes withheld	—	(17,612)	(25,424)

	173,932	27,980,023	14,572,658

Expenses
Management fees (Note 6)	24,835	2,802,240	3,269,771
Distribution fees (Note 6)	—	—	387,638
Administrative fees (Note 6)	3,707	250,561	247,776
Trustees’ fees and expenses (Note 6)	4,185	30,857	35,597
Transfer agent fees and expenses (Notes 6 and 7)	131	2,635	678,575
Audit and tax services fees	21,344	27,369	26,331
Custodian fees and expenses	10,680	32,847	72,439
Legal fees	164	11,811	11,129
Registration fees	5,323	14,198	53,924
Shareholder reporting expenses	1,176	5,714	63,826
Miscellaneous expenses (Note 8)	4,092	27,091	47,952

Total expenses	75,637	3,205,323	4,894,958
Less waiver and/or expense reimbursement (Note 6)	(38,354)	—	(364,183)

Net expenses	37,283	3,205,323	4,530,775

Net investment income	136,649	24,774,700	10,041,883

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(87,470)	19,958,191	(22,508,756)
Futures contracts	—	—	1,406,954
Foreign currency transactions	—	(179,160)	(11,238,096)
Net change in unrealized appreciation (depreciation) on:
Investments	84,156	(18,527,060)	(31,703,648)
Futures contracts	—	—	(162,605)
Foreign currency translations	—	63,700	185,934

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(3,314)	1,315,671	(64,020,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,335	$26,090,371	$(53,978,334)

(a)	From commencement of operations on November 30, 2016 through March 31, 2017.

See accompanying notes to financial statements.

|  54

Statements of Operations – continued

For the Six Months Ended March 31, 2017 (Unaudited)

	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$348,680	$20,485,534	$9,006,782
Dividends	—	1,583,212	411,201
Less net foreign taxes withheld	—	(8,548)	(3,725)

	348,680	22,060,198	9,414,258

Expenses
Management fees (Note 6)	43,618	2,193,028	829,296
Distribution fees (Note 6)	1,849	—	—
Administrative fees (Note 6)	7,802	163,430	92,686
Trustees’ fees and expenses (Note 6)	13,374	23,514	20,138
Transfer agent fees and expenses (Note 6)	15,585	6,521	1,565
Audit and tax services fees	22,291	25,329	27,176
Custodian fees and expenses	4,841	31,744	15,840
Legal fees	341	7,629	4,293
Registration fees	38,422	14,223	9,823
Shareholder reporting expenses	2,863	2,599	1,921
Miscellaneous expenses (Note 8)	6,623	18,311	12,943

Total expenses	157,609	2,486,328	1,015,681
Less waiver and/or expense reimbursement (Note 6)	(86,022)	—	—

Net expenses	71,587	2,486,328	1,015,681

Net investment income	277,093	19,573,870	8,398,577

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	65,370	9,116,044	3,444,424
Futures contracts	128,554	—	—
Foreign currency transactions	—	(84,668)	(58,270)
Net change in unrealized appreciation (depreciation) on:
Investments	(770,503)	13,465,695	(7,224,871)
Futures contracts	3,506	—	—
Foreign currency translations	—	35,906	37,614

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(573,073)	22,532,977	(3,801,103)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(295,980)	$42,106,847	$4,597,474

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets

	Core Disciplined Alpha Bond Fund(a)	Fixed Income Fund
	Period Ended March 31, 2017 (Unaudited)	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$136,649	$24,774,700	$54,193,709
Net realized gain (loss) on investments and foreign currency transactions	(87,470)	19,779,031	(14,733,139)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	84,156	(18,463,360)	71,351,050

Net increase in net assets resulting from operations	133,335	26,090,371	110,811,620

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(143,807)	(38,594,289)	(55,935,164)
Net realized capital gains
Institutional Class	—	(668,776)	(20,555,156)

Total distributions	(143,807)	(39,263,065)	(76,490,320)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	25,143,807	(108,903,410)	(103,275,850)

Net increase (decrease) in net assets	25,133,335	(122,076,104)	(68,954,550)
NET ASSETS
Beginning of the period	—	1,201,508,705	1,270,463,255

End of the period	$25,133,335	$1,079,432,601	$1,201,508,705

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(7,158)	$5,390,873	$19,210,462

(a)	From commencement of operations on November 30, 2016 through March 31, 2017.

See accompanying notes to financial statements.

|  56

Statements of Changes in Net Assets – continued

	Global Bond Fund		Inflation Protected Securities Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$10,041,883	$31,167,541	$277,093	$265,586
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(32,339,898)	(71,540,046)	193,924	(340,246)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(31,680,319)	174,257,302	(766,997)	1,886,004

Net increase (decrease) in net assets resulting from operations	(53,978,334)	133,884,797	(295,980)	1,811,344

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(2,561,646)	—	(270,009)	(347,784)
Retail Class	(872,650)	—	(8,717)	(16,091)
Class N	(303,406)	—	(5,491)	—
Net realized capital gains
Institutional Class	(1,021,283)	—	—	—
Retail Class	(429,328)	—	—	—
Class N	(53,368)	—	—	—
Paid-in capital
Institutional Class	—	—	—	(21,528)
Retail Class	—	—	—	(575)

Total distributions	(5,241,681)	—	(284,217)	(385,978)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(106,863,936)	(681,545,914)	10,571,544	(13,146,542)

Net increase (decrease) in net assets	(166,083,951)	(547,661,117)	9,991,347	(11,721,176)
NET ASSETS
Beginning of the period	1,221,803,047	1,769,464,164	31,177,134	42,898,310

End of the period	$1,055,719,096	$1,221,803,047	$41,168,481	$31,177,134

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME/)/ACCUMULATED NET INVESTMENT LOSS	$4,594,391	$(1,709,790)	$(136,841)	$(129,717)

See accompanying notes to financial statements.

57  |

Statements of Changes in Net Assets – continued

	Institutional High Income Fund		Investment Grade Fixed Income Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$19,573,870	$38,101,822	$8,398,577	$18,546,966
Net realized gain (loss) on investments and foreign currency transactions	9,031,376	1,121,332	3,386,154	(1,495,230)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	13,501,601	43,640,612	(7,187,257)	19,812,531

Net increase in net assets resulting from operations	42,106,847	82,863,766	4,597,474	36,864,267

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(39,328,553)	(38,822,138)	(7,361,589)	(9,226,102)
Net realized capital gains
Institutional Class	(2,039,258)	(20,172,827)	(8,204,071)	(5,935,580)

Total distributions	(41,367,811)	(58,994,965)	(15,565,660)	(15,161,682)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	40,455,823	59,897,205	(35,172,431)	(121,681,227)

Net increase (decrease) in net assets	41,194,859	83,766,006	(46,140,617)	(99,978,642)
NET ASSETS
Beginning of the period	714,188,164	630,422,158	461,428,784	561,407,426

End of the period	$755,383,023	$714,188,164	$415,288,167	$461,428,784

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$523,824	$20,278,507	$6,819	$(1,030,169)

See accompanying notes to financial statements.

|  58

Financial Highlights

For a share outstanding throughout each period.

	Core Disciplined Alpha Bond Fund – Institutional Class
	Period Ended March 31, 2017 (Unaudited)(a)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain (loss)	0.01	(g)

Total from Investment Operations	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Net realized capital gains	—

Total Distributions	(0.06)

Net asset value, end of the period	$10.00

Total return	0.58	%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,133
Net expenses	0.45	%(e)(f)
Gross expenses	0.91	%(e)
Net investment income	1.65	%(e)
Portfolio turnover rate	296%

(a)	From commencement of operations on November 30, 2016 through March 31, 2017.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments due to the timing of sales and redemptions of fund shares in relation to fluctuating market value of investments of the Fund.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$13.52		$13.16	$15.22	$14.97	$14.83	$13.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.58	0.60	0.65	0.69	0.72
Net realized and unrealized gain (loss)	0.05		0.61	(1.46)	0.57	0.27	1.31

Total from Investment Operations	0.34		1.19	(0.86)	1.22	0.96	2.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)		(0.61)	(0.65)	(0.76)	(0.74)	(0.84)
Net realized capital gains	(0.01)		(0.22)	(0.55)	(0.21)	(0.08)	(0.05)

Total Distributions	(0.47)		(0.83)	(1.20)	(0.97)	(0.82)	(0.89)

Net asset value, end of the period	$13.39		$13.52	$13.16	$15.22	$14.97	$14.83

Total return	2.59	%(b)	9.72%	(5.96)%	8.51%	6.71%	15.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,079,433		$1,201,509	$1,270,463	$1,403,927	$1,192,028	$1,134,935
Net expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Gross expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	4.42	%(c)	4.48%	4.29%	4.31%	4.64%	5.10%
Portfolio turnover rate	6%		14%	15%	26%	18%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$16.47		$15.00		$16.13		$16.56		$17.36		$16.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.33		0.32		0.34		0.33		0.44
Net realized and unrealized gain (loss)	(0.85)		1.14		(1.16)		(0.08)		(0.70)		1.05

Total from Investment Operations	(0.71)		1.47		(0.84)		0.26		(0.37)		1.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		—		(0.14)		(0.51)		(0.43)		(0.65)
Net realized capital gains	(0.02)		—		(0.15)		(0.18)		—		—

Total Distributions	(0.08)		—		(0.29)		(0.69)		(0.43)		(0.65)

Net asset value, end of the period	$15.68		$16.47		$15.00		$16.13		$16.56		$17.36

Total return	(4.33	)%(b)(c)	9.80	%(c)	(5.31	)%(c)	1.57	%(c)	(2.14	)%(c)	9.45%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$511,358		$822,993		$1,289,885		$1,553,641		$1,669,103		$1,629,719
Net expenses	0.75	%(d)(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)	0.72%
Gross expenses	0.83	%(d)	0.83%		0.78%		0.77%		0.78%		0.72%
Net investment income	1.84	%(d)	2.13%		2.07%		2.03%		1.96%		2.64%
Portfolio turnover rate	71%		120%		117%		143%		185	%(f)	102%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate from 2012 to 2013 is due to an increase in TBA transactions. See Note 2 of Notes to Financial Statements.

	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$16.23		$14.82		$15.97		$16.40	$17.20		$16.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.29		0.28		0.29	0.29		0.40
Net realized and unrealized gain (loss)	(0.84)		1.12		(1.15)		(0.07)	(0.70)		1.04

Total from Investment Operations	(0.72)		1.41		(0.87)		0.22	(0.41)		1.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		—		(0.13)		(0.47)	(0.39)		(0.61)
Net realized capital gains	(0.02)		—		(0.15)		(0.18)	—		—

Total Distributions	(0.06)		—		(0.28)		(0.65)	(0.39)		(0.61)

Net asset value, end of the period	$15.45		$16.23		$14.82		$15.97	$16.40		$17.20

Total return	(4.41	)%(b)(c)	9.51	%(c)	(5.56	)%(c)	1.35%	(2.39)%		9.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$288,546		$350,915		$447,304		$682,624	$798,335		$995,211
Net expenses	1.00	%(d)(e)	1.00	%(e)	1.00	%(e)	0.98%	0.98%		0.97%
Gross expenses	1.07	%(d)	1.08%		1.03%		0.98%	0.98%		0.97%
Net investment income	1.62	%(d)	1.87%		1.81%		1.80%	1.72%		2.43%
Portfolio turnover rate	71%		120%		117%		143%	185	%(f)	102%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate from 2012 to 2013 is due to an increase in TBA transactions. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  60

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$16.50		$15.01	$16.13	$16.56		$17.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.34	0.34	0.36		0.22
Net realized and unrealized gain (loss)	(0.86)		1.15	(1.17)	(0.08)		(0.56)

Total from Investment Operations	(0.70)		1.49	(0.83)	0.28		(0.34)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		—	(0.14)	(0.53)		(0.28)
Net realized capital gains	(0.02)		—	(0.15)	(0.18)		—

Total Distributions	(0.08)		—	(0.29)	(0.71)		(0.28)

Net asset value, end of the period	$15.72		$16.50	$15.01	$16.13		$16.56

Total return	(4.24	)%(b)(c)	9.93%	(5.22)%	1.70%		(1.97	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$255,815		$47,895	$32,275	$27,993		$550
Net expenses	0.70	%(d)(e)	0.66%	0.63%	0.63	%(f)	0.70	%(d)(e)
Gross expenses	0.72	%(d)	0.66%	0.63%	0.63	%(f)	0.83	%(d)
Net investment income	2.11	%(d)	2.19%	2.20%	2.16%		2.01	%(d)
Portfolio turnover rate	71%		120%	117%	143%		185%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

61  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31,2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.64		$10.17	$10.33	$10.64		$12.18	$11.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.12	0.06	0.15		0.09	0.11
Net realized and unrealized gain (loss)	(0.21)		0.49	(0.15)	(0.16)		(0.74)	0.92

Total from Investment Operations	(0.13)		0.61	(0.09)	(0.01)		(0.65)	1.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.13)	(0.07)	(0.20)		(0.19)	(0.28)
Net realized capital gains	—		—	—	(0.10)		(0.70)	(0.15)
Paid-in capital	—		(0.01)	—	—		—	—

Total Distributions	(0.08)		(0.14)	(0.07)	(0.30)		(0.89)	(0.43)

Net asset value, end of the period	$10.43		$10.64	$10.17	$10.33		$10.64	$12.18

Total return(b)	(1.24	)%(c)	6.00%	(0.92)%	(0.02)%		(5.70)%	9.01%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$38,542		$29,655	$23,696	$24,480		$18,434	$23,771
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%		0.40%	0.40%
Gross expenses	0.89	%(e)	0.86%	0.80%	0.91%		0.91%	0.85%
Net investment income	1.58	%(e)	1.16%	0.62%	1.41%		0.75%	0.95%
Portfolio turnover rate	146%		61%	135%	206	%(f)	56%	166%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  62

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.62		$10.14		$10.31	$10.61		$12.15	$11.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		(0.05)		0.08	0.14		(0.05)	0.04
Net realized and unrealized gain (loss)	(0.20)		0.60		(0.20)	(0.16)		(0.64)	0.96

Total from Investment Operations	(0.14)		0.55		(0.12)	(0.02)		(0.69)	1.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.07)		(0.05)	(0.18)		(0.15)	(0.26)
Net realized capital gains	—		—		—	(0.10)		(0.70)	(0.15)
Paid-in capital	—		(0.00	)(b)	—	—		—	—

Total Distributions	(0.06)		(0.07)		(0.05)	(0.28)		(0.85)	(0.41)

Net asset value, end of the period	$10.42		$10.62		$10.14	$10.31		$10.61	$12.15

Total return(c)	(1.28	)%(d)	5.47%		(1.17)%	(0.15)%		(6.04)%	8.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,392		$1,522		$19,203	$5,700		$3,499	$3,169
Net expenses(e)	0.65	%(f)	0.65%		0.65%	0.65%		0.65%	0.65%
Gross expenses	1.11	%(f)	1.07%		1.03%	1.19%		1.23%	1.23%
Net investment income (loss)	1.22	%(f)	(0.47)%		0.75%	1.36%		(0.44)%	0.35%
Portfolio turnover rate	146%		61%		135%	206	%(g)	56%	166%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

63  |

Financial Highlights – continued

For a share outstanding throughout each period.

Inflation Protected Securities Fund – Class N
Period Ended March 31, 2017 (Unaudited)*
Net asset value, beginning of the period	$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09
Net realized and unrealized gain (loss)	(0.03)

Total from Investment Operations	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Net realized capital gains	—

Total Distributions	(0.05)

Net asset value, end of the period	$10.44

Total return(b)	0.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,235
Net expenses(c)(d)	0.35%
Gross expenses(c)	1.00%
Net investment income(c)	5.44%
Portfolio turnover rate	146%

*	From commencement of Class operations on February 1, 2017 through March 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$6.81		$6.72	$8.15	$8.24	$7.74	$7.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.37	0.40	0.42	0.46	0.46
Net realized and unrealized gain (loss)	0.20		0.36	(1.04)	0.43	0.57	0.75

Total from Investment Operations	0.38		0.73	(0.64)	0.85	1.03	1.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)		(0.42)	(0.43)	(0.52)	(0.50)	(0.45)
Net realized capital gains	(0.02)		(0.22)	(0.36)	(0.42)	(0.03)	(0.17)

Total Distributions	(0.40)		(0.64)	(0.79)	(0.94)	(0.53)	(0.62)

Net asset value, end of the period	$6.79		$6.81	$6.72	$8.15	$8.24	$7.74

Total return	5.77	%(b)	12.53%	(8.38)%	11.14%	14.17%	18.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$755,383		$714,188	$630,422	$693,333	$664,866	$652,767
Net expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%
Gross expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	5.36	%(c)	5.87%	5.45%	5.16%	5.76%	6.30%
Portfolio turnover rate	7%		17%	19%	29%	28%	21%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  64

Financial Highlights – continued

For a share outstanding throughout each period.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$12.42		$11.81	$12.82	$12.82	$13.21	$12.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.45	0.42	0.46	0.49	0.56
Net realized and unrealized gain (loss)	(0.09)		0.50	(0.88)	0.21	(0.21)	0.97

Total from Investment Operations	0.15		0.95	(0.46)	0.67	0.28	1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.22)	(0.44)	(0.51)	(0.54)	(0.66)
Net realized capital gains	(0.25)		(0.12)	(0.11)	(0.16)	(0.13)	(0.18)

Total Distributions	(0.47)		(0.34)	(0.55)	(0.67)	(0.67)	(0.84)

Net asset value, end of the period	$12.10		$12.42	$11.81	$12.82	$12.82	$13.21

Total return	1.25	%(b)	8.27%	(3.74)%	5.36%	2.14%	12.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$415,288		$461,429	$561,407	$611,607	$739,886	$690,693
Net expenses	0.49	%(c)	0.48%	0.48%	0.48%	0.47%	0.48%
Gross expenses	0.49	%(c)	0.48%	0.48%	0.48%	0.47%	0.48%
Net investment income	4.05	%(c)	3.72%	3.34%	3.52%	3.72%	4.44%
Portfolio turnover rate	2%		23%	26%	23%	25%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

65  |

Notes to Financial Statements

March 31, 2017 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Core Disciplined Alpha Bond Fund (the “Core Disciplined Alpha Bond Fund”)

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Core Disciplined Alpha Bond Fund commenced operations on November 30, 2016 via contribution to the Fund by Natixis Global Asset Management L.P. (“Natixis US”) and affiliates of $25,000,000.

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares. In addition, Global Bond Fund and Inflation Protected Securities Fund (effective February 1, 2017) offers Class N shares.

Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund, Institutional High Income Fund and Investment Grade Fixed Income Fund. Certain investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees for Global Bond Fund and Inflation Protected Securities Fund are borne collectively for Institutional Class and Retail Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where

|  66

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of March 31, 2017, securities held by the funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Fixed Income Fund	$19,233,465	1.8%	$3,981,869	0.4%
Global Bond Fund	3,097,049	0.3%	202,480	Less than 0.1%
Institutional High Income Fund	15,312,374	2.0%	2,819,826	0.4%
Investment Grade Fixed Income Fund	11,538,194	2.8%	43,362	Less than 0.1%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

67  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2017, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Global Bond Fund	$8,342,750
Investment Grade Fixed Income Fund	715,636

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine

|  68

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

For the six months ended March 31, 2017, no swaptions were held by the Funds.

g.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

For the six months ended March 31, 2017, no swap agreements were held by the Funds.

h.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

69  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2017, as applicable, and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, foreign currency gains and losses, convertible bonds, paydown gains and losses, premium amortization, capital gain and return of capital distributions received, corporate actions, trust preferred securities, net operating losses, defaulted and/or non-income producing securities, return of capital distributions, treasury inflation-protected bonds and contingent payment debt instruments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, straddle deferrals, wash sales, convertible bonds, premium amortization, forward foreign currency and futures contracts mark-to-market, trust preferred securities, return of capital distributions received, contingent payment debt instruments, corporate actions, treasury inflation protected bonds and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Fixed Income Fund	$57,108,952	$19,381,368	$—	$76,490,320
Global Bond Fund	—	—	—	—
Inflation Protected Securities Fund	363,875	—	22,103	385,978
Institutional High Income Fund	39,304,593	19,690,372	—	58,994,965
Investment Grade Fixed Income Fund	9,885,081	5,276,601	—	15,161,682

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

|  70

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

As of September 30, 2016, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Fixed Income Fund		Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund		Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$—		$—	$(760,777)	$—		$—
Long-term:
No expiration date	—		—	(1,463,356)	—		—

Total capital loss carryforward	$—		$—	$(2,224,133)	$—		$—

Late-year ordinary and post-October capital loss deferrals	$(558,312	)*	$—	$—	$(710,982	)*	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

As of March 31, 2017, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Disciplined Alpha Bond Fund	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Unrealized appreciation (depreciation)
Investments	$72,367	$41,133,732	$(1,415,368)	$21,948	$42,989,806	$28,804,762
Foreign currency translations	—	(40,557,898)	(33,133,579)	—	(13,539,293)	(22,532,919)

Total unrealized appreciation (depreciation)	$72,367	$575,834	$(34,548,947)	$21,948	$29,450,513	$6,271,843

k.  Loan Participations. Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

l.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Due to/from Brokers. Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

71  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

n.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2017, none of the Funds had loaned securities under this agreement.

o.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p.  New Accounting Pronouncement. In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

|  72

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, at value:

Core Disciplined Alpha Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$1,117,943	$323,970	(b)	$1,441,913
ABS Credit Card	—	799,567	66,000	(b)	865,567
ABS Home Equity	—	363,902	64,585	(b)	428,487
Collateralized Mortgage Obligations	—	79,578	65,284	(b)	144,862
Non-Agency Commercial Mortgage-Backed Securities	—	407,097	16,411	(b)	423,508
All Other Non-Convertible Bonds(a)	—	23,397,561	—		23,397,561

Total Non-Convertible Bonds	—	26,165,648	536,250		26,701,898

Municipals(a)	—	201,276	—		201,276

Total Bonds and Notes	—	26,366,924	536,250		26,903,174

Short-Term Investments	—	3,635,479	—		3,635,479

Total	$—	$30,002,403	$536,250		$30,538,653

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$802,975	$801,403	(b)	$1,604,378
Chemicals	—	24,086,074	3,161,100	(c)	27,247,174
Finance Companies	716,879	45,950,368	—		46,667,247
Metals & Mining	—	18,680,640	1,041	(c)	18,681,681
All Other Non-Convertible Bonds(a)	—	717,343,598	—		717,343,598

Total Non-Convertible Bonds	716,879	806,863,655	3,963,544		811,544,078

Convertible Bonds(a)	—	77,217,680	—		77,217,680
Municipals(a)	—	6,971,119	—		6,971,119

Total Bonds and Notes	716,879	891,052,454	3,963,544		895,732,877

Senior Loans(a)	—	807,839	—		807,839
Common Stocks
Internet Software & Services	—	—	18,325	(c)	18,325
All Other Common Stocks(a)	33,122,576	—	—		33,122,576

Total Common Stocks	33,122,576	—	18,325		33,140,901

Preferred Stocks
Convertible Preferred Stocks
Midstream	616,763	1,198,870	—		1,815,633
REITs—Mortgage	—	157,319	—		157,319
All Other Convertible Preferred Stocks(a)	11,366,279	—	—		11,366,279

Total Convertible Preferred Stocks	11,983,042	1,356,189	—		13,339,231

73  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Fixed Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Non-Convertible Preferred Stocks
Electric	$—	$761,280	$—	$761,280
All Other Non-Convertible Preferred Stocks(a)	4,080,185	—	—	4,080,185

Total Non-Convertible Preferred Stocks	4,080,185	761,280	—	4,841,465

Total Preferred Stocks	16,063,227	2,117,469	—	18,180,696

Short-Term Investments	—	121,609,710	—	121,609,710

Total	$49,902,682	$1,015,587,472	$3,981,869	$1,069,472,023

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair Valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

(c) Fair valued by the Fund’s adviser.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
United States	$—	$330,705,282	$202,480	(b)	$330,907,762
All Other Bonds and Notes(a)	—	697,901,034	—		697,901,034

Total Bonds and Notes	—	1,028,606,316	202,480		1,028,808,796

Short-Term Investments	—	24,186,667	—		24,186,667

Total Investments	—	1,052,792,983	202,480		1,052,995,463

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,119,595	—		3,119,595
Futures Contracts (unrealized appreciation)	579,608	—	—		579,608

Total	$579,608	$1,055,912,578	$202,480		$1,056,694,666

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,303,306)	$—	$(2,303,306)
Futures Contracts (unrealized depreciation)	(394,017)	—	—	(394,017)

Total	$(394,017)	$(2,303,306)	$—	$(2,697,323)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$39,223,772	$—	$39,223,772
Short-Term Investments	—	1,871,864	—	1,871,864

Total Investments	—	41,095,636	—	41,095,636

Futures Contracts (unrealized appreciation)	2,064	—	—	2,064

Total	$2,064	$41,095,636	$—	$41,097,700

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(4,273)	$—	$—	$(4,273)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

|  74

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$13,262,109		$171,586	(b)	$13,433,695
Chemicals	—	17,280,257		2,733,780	(c)	20,014,037
Metals & Mining	—	43,698,929		1,659	(c)	43,700,588
Independent Energy	—	—		—	(d)	—
Transportation Services	—	2,402,156		78,571	(c)	2,480,727
All Other Non-Convertible Bonds(a)	—	431,913,606		—		431,913,606

Total Non-Convertible Bonds	—	508,557,057		2,985,596		511,542,653

Convertible Bonds(a)	—	85,483,887		—		85,483,887
Municipals(a)	—	3,372,252		—		3,372,252

Total Bonds and Notes	—	597,413,196		2,985,596		600,398,792

Loan Participations(a)	—	—		554,399	(b)	554,399
Senior Loans(a)	—	3,672,327		—		3,672,327
Common Stocks
Internet Software & Services	—	—		5,816	(c)	5,816
All Other Common Stocks(a)	50,659,663	—		—		50,659,663

Total Common Stocks	50,659,663	—		5,816		50,665,479

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	2,867,893		—		2,867,893
REITs—Mortgage	—	1,898,108		—		1,898,108
All Other Convertible Preferred Stocks(a)	6,942,628	—		—		6,942,628

Total Convertible Preferred Stocks	6,942,628	4,766,001		—		11,708,629

Non-Convertible Preferred Stocks
REITs—Warehouse/Industrials	—	255,252		—		255,252
All Other Non-Convertible Preferred Stocks(a)	1,968,033	—		—		1,968,033

Total Non-Convertible Preferred Stocks	1,968,033	255,252		—		2,223,285

Total Preferred Stocks	8,910,661	5,021,253		—		13,931,914

Warrants	—	—	(e)	—	(d)	—
Short-Term Investments	—	80,330,212		—		80,330,212

Total	$59,570,324	$686,436,988		$3,545,811		$749,553,123

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

(d) Includes securities fair valued at zero using Level 3 inputs.

(e) Included a security fair valued at zero using level 2 inputs.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$38,908	(c)	$38,908
ABS Other	—	10,962,308	3,045,567	(b)	14,007,875
Airlines	—	7,296,501	130,343	(b)	7,426,844
Collateralized Mortgage Obligations	—	564,426	4,454	(c)	568,880
All Other Non-Convertible Bonds(a)	—	305,368,056	—		305,368,056

Total Non-Convertible Bonds	—	324,191,291	3,219,272		327,410,563

75  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Investment Grade Fixed Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Convertible Bonds(a)	$—	$15,919,369	$—	$15,919,369
Municipals(a)	—	2,323,868	—	2,323,868

Total Bonds and Notes	—	342,434,528	3,219,272	345,653,800

Common Stocks(a)	20,539,963	—	—	20,539,963

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	278,592	—	278,592
All Other Convertible Preferred Stocks(a)	1,642,023	—	—	1,642,023

Total Convertible Preferred Stocks	1,642,023	278,592	—	1,920,615

Non-Convertible Preferred Stocks
Electric	—	239,986	—	239,986
All Other Non-Convertible Preferred Stocks(a)	1,290,612	—	—	1,290,612

Total Non-Convertible Preferred Stocks	1,290,612	239,986	—	1,530,598

Total Preferred Stocks	2,932,635	518,578	—	3,451,213

Short-Term Investments	—	41,557,718	—	41,557,718

Total	$23,472,598	$384,510,824	$3,219,272	$411,202,694

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or March 31, 2017:

Core Disciplined Alpha Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$27	$—	$383,964	$(60,021)	$—	$—	$323,970	$—
ABS Credit Card	—	—	—	30	65,970	—	—	—	66,000	30
ABS Home Equity	—	—	—	191	64,394	—	—	—	64,585	191
Collateralized Mortgage Obligations	—	—	—	(342)	65,626	—	—	—	65,284	(342)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(68)	16,479	—	—	—	16,411	(68)

Total	$—	$—	$27	$(189)	$596,433	$(60,021)	$—	$—	$536,250	$(189)

|  76

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$793,720	$—	$—	$(39,279)	$46,962	$—	$—	$—	$801,403	$(39,279)
Chemicals	2,239,350	29,665	—	892,085	—	—	—	—	3,161,100	892,085
Metals & Mining	1,041	8,172	—	(8,172)	—	—	—	—	1,041	(8,172)
Transportation Services	525,427	—	142,452	(135,989)	—	(531,890)	—	—	—	—
Senior Loans
Wirelines	1,099,188	421	4,053	59,500	—	(1,163,162)	—	—	—	—
Common Stocks
Internet Software & Services	13,493	—	—	4,832	—	—	—	—	18,325	4,832
Warrants	17,909	—	25,009	(17,909)	—	(25,009)	—	—	—	—

Total	$4,690,128	$38,258	$171,514	$755,068	$46,962	$(1,720,061)	$—	$—	$3,981,869	$849,466

Global Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
United States	$1,874,325	$—	$(8,022)	$3,352	$—	$(200,548)	$407,698	$(1,874,325)	$202,480	$3,352

A debt security valued at $407,698 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $1,874,325 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

77  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
Airlines	$—		$—	$6,823	$(13,232)	$—	$(31,017)	$209,012	$—	$171,586		$(13,232)
Chemicals	1,953,030		54,868	—	725,882	—	—	—	—	2,733,780		725,882
Independent Energy	—	(a)	40,984	—	(40,984)	—	—	—	—	—	(a)	—
Metals & Mining	1,659		14,522	—	(14,522)	—	—	—	—	1,659		(14,522)
Transportation Services	691,478		—	142,064	(148,709)	71,063	(677,325)	—	—	78,571		(1,768)
Loan Participations
ABS Other	642,558		—	(690)	4,514	—	(91,983)	—	—	554,399		2,790
Senior Loans
Wirelines	503,243		192	1,835	27,262	—	(532,532)	—	—	—		—
Common Stocks
Internet Software & Services	4,282		—	—	1,534	—	—	—	—	5,816		1,534
Warrants
Pharmaceuticals	4,451		—	6,215	(4,451)	—	(6,215)	—	—	—		—

Total	$3,800,701		$110,566	$156,247	$537,294	$71,063	$(1,339,072)	$209,012	$—	$3,545,811		$700,684

(a) Fair Valued at zero.

A debt security valued at $209,012 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$43,515	$—	$(20)	$766	$—	$(5,353)	$—	$—	$38,908	$395
ABS Other	3,413,077	—	890	(8,097)	—	(91,579)	339,264	(607,988)	3,045,567	(7,831)
Airlines	—	—	5,184	(10,051)	—	(23,562)	158,772	—	130,343	(10,051)
Collateralized Mortgage Obligations	5,603	—	(32)	27	—	(1,144)	—	—	4,454	33
Non-Agency Commercial Mortgage-Backed Securities	2,738,247	—	(3,436)	5,189	—	(2,740,000)	—	—	—	—
Transportation Services	426,481	—	12,190	(7,336)	—	(431,335)	—	—	—	—

Total	$6,626,923	$—	$14,776	$(19,502)	$—	$(3,292,973)	$498,036	$(607,988)	$3,219,272	$(17,454)

A debt security valued at $158,772 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $607,988 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

|  78

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

A debt security valued at $339,264 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Bond Fund and Inflation Protected Securities Fund used during the period include forward foreign currency contracts and futures contracts.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2017, Global Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Global Bond Fund and Inflation Protected Securities Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2017, Global Bond Fund used futures contracts to manage duration. Inflation Protected Securities Fund used futures contracts to hedge against changes in interest rates.

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$3,119,595	$—
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	579,608

Total asset derivatives	$3,119,595	$579,608

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,303,306)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(394,017)

Total liability derivatives	$(2,303,306)	$(394,017)

1  Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2017, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$1,406,954	$—
Foreign exchange contracts	—	(10,498,175)

Total	$1,406,954	$(10,498,175)

79  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(162,605)	$—
Foreign exchange contracts	—	150,270

Total	$(162,605)	$150,270

2  Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$2,064

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(4,273)

1  Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2017, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$128,554

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$3,506

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Global Bond Fund and Inflation Protected Securities Fund based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2017:

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	27.78%	27.52%
Highest Notional Amount Outstanding	33.21%	28.30%
Lowest Notional Amount Outstanding	24.46%	27.24%
Notional Amount Outstanding as of March 31, 2017	33.21%	28.30%

Inflation Protected Fund		Futures
Average Notional Amount Outstanding		52.15%
Highest Notional Amount Outstanding		131.81%
Lowest Notional Amount Outstanding		9.49%
Notional Amount Outstanding as of March 31, 2017		23.00%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

|  80

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2017, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Citibank N.A.	$227,426	$(227,426)	$—	$—	$—
Credit Suisse International	2,657,885	(17,169)	2,640,716	(2,640,716)	—
HSBC Bank USA	1,176	(1,176)	—	—	—
Morgan Stanley & Co.	233,108	(233,108)	—	—	—

	$3,119,595	$(478,879)	$2,640,716	$(2,640,716)	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(16,280)	$—	$(16,280)	$—	$(16,280)
Citibank N.A.	(406,297)	227,426	(178,871)	178,871	—
Credit Suisse International	(17,169)	17,169	—	—	—
Deutsche Bank AG	(3,817)	—	(3,817)	—	(3,817)
HSBC Bank USA	(8,966)	1,176	(7,790)	—	(7,790)
Morgan Stanley & Co.	(446,226)	233,108	(213,118)	—	(213,118)
State Street Bank and Trust Company	(144,783)	—	(144,783)	—	(144,783)
UBS AG	(1,259,768)	—	(1,259,768)	1,120,000	(139,768)

	$(2,303,306)	$478,879	$(1,824,427)	$1,298,871	$(525,556)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if

81  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Bond Fund	$10,207,760	$5,789,294
Inflation Protected Securities Fund	87,711	87,711

These amounts include cash received as collateral for Global Bond Fund of $2,820,000.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Disciplined Alpha Bond Fund	$36,572,242	$69,996,926	$66,458,369	$6,120,339
Fixed Income Fund	24,962,891	72,170,449	39,066,512	187,086,409
Global Bond Fund	501,346,616	542,826,613	264,425,152	302,080,423
Inflation Protected Securities Fund	57,573,244	49,606,450	981,180	—
Institutional High Income Fund	11,968,594	—	36,265,828	98,312,578
Investment Grade Fixed Income Fund	—	9,969,671	7,829,498	71,958,257

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2017, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Core Disciplined Alpha Bond Fund	0.30%	0.30%	0.30%	0.30%	0.30%
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.60%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Core Disciplined Alpha Bond Fund	0.45%	—	—
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.75%	1.00%	0.70%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.75%	—	—
Investment Grade Fixed Income Fund	0.55%	—	—

|  82

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2017, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management[1] Fees	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Core Disciplined Alpha Bond Fund	$24,835	$24,835	$—	0.30%	—
Fixed Income Fund	2,802,240	—	2,802,240	0.50%	0.50%
Global Bond Fund	3,269,771	70,046	3,199,725	0.59%	0.58%
Inflation Protected Securities Fund	43,618	35,484	8,134	0.25%	0.05%
Institutional High Income Fund	2,193,028	—	2,193,028	0.60%	0.60%
Investment Grade Fixed Income Fund	829,296	—	829,296	0.40%	0.40%

1 Management fee waivers are subject to possible recovery until September 30, 2018.

For the six months ended March 31, 2017, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Institutional Class	Retail Class	Class N	Total
Global Bond Fund	$202,805	$91,332	$—	$294,137

In addition, the investment adviser reimbursed non-class-specific expenses of Core Disciplined Alpha Bond Fund and Inflation Protected Securities Fund in the amounts of $13,519 and $50,522, respectively, for the six months ended March 31, 20172.

2 Expense reimbursements are subject to possible recovery until September 30, 2018.

No expenses were recovered for any of the Funds during the six months ended March 31, 2017 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Distribution Fees. NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2017, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$387,638
Inflation Protected Securities Fund	1,849

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

83  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Disciplined Alpha Bond Fund	$3,707
Fixed Income Fund	250,561
Global Bond Fund	247,776
Inflation Protected Securities Fund	7,802
Institutional High Income Fund	163,430
Investment Grade Fixed Income Fund	92,686

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Bond Fund	$653,574
Inflation Protected Securities Fund	13,615
Institutional High Income Fund	3,056

As of March 31, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Inflation Protected Securities Fund	$404
Institutional High Income Fund	76

As of March 31, 2017, NGAM Distribution owes the Funds the following for overpayments of sub-transfer agent fees:

Fund	Overpayments of Sub-Transfer Agent Fees
Global Bond Fund	$23,261

Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

|  84

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2017, Natixis US and affiliates held shares of Core Disciplined Alpha Bond Fund representing 100% of Fund’s net assets, Loomis Sayles owned shares equating to 6.26% of Inflation Protected Securities Fund and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Core Disciplined Alpha Bond Fund	—
Global Bond Fund	0.63%
Inflation Protected Securities Fund	11.35%
Institutional High Income Fund	2.29%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. NGAM Advisors has given a binding contractual undertaking to the Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2017, NGAM Advisors reimbursed the Fund $16 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2017, Global Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$470,222	$207,974	$379
Inflation Protected Securities Fund	$15,002	$567	$16

Transfer agent fees and expenses attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities. Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit

For the six months ended March 31, 2017, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

85  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Core Disciplined Alpha Bond Fund	—	—	100.00%	100.00%
Fixed Income Fund	4	28.62%	—	28.62%
Global Bond Fund	1	20.34%	—	20.34%
Inflation Protected Securities Fund	2	20.30%	17.61%	37.91%
Institutional High Income Fund	2	12.63%	—	12.63%
Investment Grade Fixed Income Fund	4	32.69%	—	32.69%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Core Disciplined Alpha Bond Fund

	Period Ended March 31, 2017(a)

Institutional Class	Shares	Amount
Issued from the sale of shares	2,500,000	$25,000,000
Issued in connection with the reinvestment of distributions	14,415	143,807

Net change	2,514,415	$25,143,807

Increase (decrease) from capital share transactions	2,514,415	$25,143,807

(a) From commencement of operations on November 30, 2016 through March 31, 2017.

	Fixed Income Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,866,458	$24,873,932	4,891,553	$62,806,285
Issued in connection with the reinvestment of distributions	2,755,885	35,633,586	5,631,834	68,539,429
Redeemed	(12,857,084)	(169,410,928)	(18,212,948)	(234,621,564)

Net change	(8,234,741)	$(108,903,410)	(7,689,561)	$(103,275,850)

Increase (decrease) from capital share transactions	(8,234,741)	$(108,903,410)	(7,689,561)	$(103,275,850)

|  86

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

11.  Capital Shares – continued

	Global Bond Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	5,070,408	$79,329,259	12,012,824	$185,937,871
Issued in connection with the reinvestment of distributions	215,847	3,336,980	—	—
Redeemed	(22,658,206)	(351,019,043)	(48,030,491)	(748,675,574)

Net change	(17,371,951)	$(268,352,804)	(36,017,667)	$(562,737,703)

Retail Class
Issued from the sale of shares	998,018	$15,316,165	3,051,116	$46,513,165
Issued in connection with the reinvestment of distributions	83,316	1,268,803	—	—
Redeemed	(4,029,044)	(61,838,978)	(11,614,502)	(176,898,846)

Net change	(2,947,710)	$(45,254,010)	(8,563,386)	$(130,385,681)

Class N
Issued from the sale of shares	14,535,319	$224,946,775	919,910	$14,173,535
Issued in connection with the reinvestment of distributions	23,012	356,774	—	—
Redeemed	(1,189,416)	(18,560,671)	(166,839)	(2,596,065)

Net change	13,368,915	$206,742,878	753,071	$11,577,470

Increase (decrease) from capital share transactions	(6,950,746)	$(106,863,936)	(43,827,982)	$(681,545,914)

	Inflation Protected Securities Fund

	Six Months EndedMarch 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,245,205	$12,960,671	1,087,435	$11,405,849
Issued in connection with the reinvestment of distributions	18,271	189,139	27,761	292,974
Redeemed	(357,666)	(3,717,323)	(656,052)	(6,793,970)

Net change	905,810	$9,432,487	459,144	$4,904,853

Retail Class
Issued from the sale of shares	22,312	$232,640	475,636	$4,848,867
Issued in connection with the reinvestment of distributions	827	8,548	1,606	16,580
Redeemed	(32,877)	(343,622)	(2,228,362)	(22,916,842)

Net change	(9,738)	$(102,434)	(1,751,120)	$(18,051,395)

Class N(a)
Issued from the sale of shares	117,837	$1,236,100	—	$—
Issued in connection with the reinvestment of distributions	526	5,491	—	—
Redeemed	(10)	(100)	—	—

Net change	118,353	$1,241,491	—	$—

Increase (decrease) from capital share transactions	1,014,425	$10,571,544	(1,291,976)	$(13,146,542)

(a) From commencement of Class operations on February 1, 2017 through March 31, 2017.

87  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

11.  Capital Shares – continued

	Institutional High Income Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	6,179,551	$41,337,171	16,969,729	$103,359,817
Issued in connection with the reinvestment of distributions	5,749,113	37,599,200	9,032,268	52,567,796
Redeemed	(5,674,315)	(38,480,548)	(14,850,839)	(96,030,408)

Net change	6,254,349	$40,455,823	11,151,158	$59,897,205

Increase (decrease) from capital share transactions	6,254,349	$40,455,823	11,151,158	$59,897,205

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,046,357	$12,638,776	4,197,598	$50,532,659
Issued in connection with the reinvestment of distributions	1,210,590	14,411,531	1,199,344	14,138,073
Redeemed	(5,082,022)	(62,222,738)	(15,778,562)	(186,351,959)

Net change	(2,825,075)	$(35,172,431)	(10,381,620)	$(121,681,227)

Increase (decrease) from capital share transactions	(2,825,075)	$(35,172,431)	(10,381,620)	$(121,681,227)

|  88

LOOMIS SAYLES FUNDS I

LOOMIS SAYLES CORE DISCIPLINED ALPHA BOND FUND

Supplement dated June 6, 2017 to the Semiannual Report of the Loomis Sayles Core Disciplined Alpha

Bond Fund, dated March 31, 2017.

The information in this supplement is an amendment to the Loomis Sayles Core Disciplined Alpha Bond Fund’s Semiannual Report dated March 31, 2017.

BOARD APPROVAL OF THE INITIAL ADVISORY AGREEMENT FOR THE LOOMIS SAYLES

CORE DISCIPLINED ALPHA BOND FUND

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve any new investment advisory for a registered investment company, including a newly formed fund such as the Loomis Sayles Core Disciplined Alpha Bond Fund (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved, for an initial two-year term, the proposed investment advisory agreement (the “Agreement”) for the Fund at an in-person meeting held on November 18, 2016.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Loomis, Sayles & Company, L.P. (the “Adviser”), distributed to the Trustees materials including, among other items, information regarding (i) the Fund’s investment objective, strategies and restrictions, (ii) the proposed advisory fees and other expenses to be charged to the Fund, including information comparing the Fund’s expenses to those of peer groups and categories of funds and information on fees charged to other funds and accounts advised by the Adviser and the proposed expense cap, (iii) the size, education and experience of the Adviser’s investment staff and the investment strategies proposed to be used in managing the Fund, (iv) proposed arrangements for the distribution of the Fund’s shares, (v) information about the Adviser’s performance, and (vi) the general economic outlook with particular emphasis on the mutual fund industry.

The Trustees also considered the fact that they oversee other funds advised by the Adviser as well as information about the Adviser they had received in connection with their oversight of those other funds. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving weight to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below:

The nature, extent and quality of the services to be provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and its affiliates to the Fund, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Trustees considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Global Asset Management, L.P. (“Natixis US”), whose affiliates provide investment advisory services to other funds in the same family of mutual funds. In this regard, the Trustees considered not only the advisory services proposed to be provided by the Adviser to the Fund, but also the monitoring and administrative services proposed to be provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the scope of the services to be provided to the Fund under the Agreement seemed consistent with the Fund’s operational requirements, and that the Adviser had the capabilities, resources and personnel necessary to provide the advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreement supported approval of the Agreement.

Investment performance of the Fund and the Adviser. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of other funds and accounts managed by the Adviser.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that these relevant factors supported approval of the Agreement.

The costs of the services to be provided by the Adviser and its affiliates and the profits to be realized by the Adviser and its affiliates from its relationship with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreement, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser, including information about how those funds were selected and information about differences in such fees. In evaluating the Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative and distribution fees to be paid by the Fund to the Adviser’s affiliates.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Fund would be subject to an expense cap.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Agreement.

Economies of scale. The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Fund, and whether those economies could be shared with the Fund through breakpoints in the advisory fees or other means, such as expense waivers or caps. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Adviser and its affiliates would provide to the Fund.

•	The nature, quality, cost and extent of administrative and shareholder services to be performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering administrative services.

•	So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the Natixis organization from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreement should be approved.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	June 5, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 5, 2017